UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2013

Date of reporting period: 12/31/2012

Item 1	–	Schedule of Investments

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Total Return Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Total Return Portfolio of Master Bond LLC	$3,000,784,380

Total Investments (Cost – $2,891,515,957) – 100.3%	3,000,784,380
Liabilities in Excess of Other Assets – (0.3)%	(8,279,062)

Net Assets – 100.0%	$2,992,505,318

BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $3,000,784,380 and 86.3%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK BOND FUND, INC.	DECEMBER 31, 2012	1

Consolidated Schedule of Investments December 31, 2012 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
321 Henderson Receivables I LLC, Class A(a):
Series 2010-1A, 5.56%, 7/15/59	USD	7,926	$9,037,174
Series 2010-2A, 4.07%, 1/15/48		3,967	4,269,712
Series 2010-3A, 3.82%, 12/15/48		7,674	8,093,439
Series 2012-3A, 3.22%, 9/15/65		4,239	4,232,436
ACE Securities Corp.(b):
Series 2003-OP1, Class A2, 0.93%, 12/25/33		581	496,149
Series 2006-CW1, Class A2C, 0.35%, 7/25/36		1,659	1,075,497
AH Mortgage Advance Co. Ltd.,
Series SART-3, Class 1A1,
2.98%, 3/13/43(a)		5,685	5,709,366
AH Mortgage Servicer Advance
Revolving Trust I, Series SART-1, Class A1R,
2.23%, 5/10/43(a)		3,370	3,372,359
Alm Loan Funding, Series 2012-7A, Class A1,
1.70%, 10/19/24(a)(b)		9,870	9,870,000
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		4,050	4,278,278
Series 2012-2, Class C, 2.64%, 10/10/17		3,080	3,164,623
Series 2012-2, Class D, 3.38%, 4/09/18		4,230	4,378,202
Series 2012-3, Class C, 2.42%, 5/08/18		2,880	2,987,508
Series 2012-3, Class D, 3.03%, 7/09/18		1,910	1,954,514
Series 2012-4, Class B, 1.31%, 11/08/17		1,825	1,834,084
Series 2012-4, Class C, 1.93%, 8/08/18		2,865	2,887,685
Series 2012-4, Class D, 2.68%,10/09/18		5,630	5,697,393
Series 2012-5, Class C, 1.69%,11/08/18		3,440	3,440,551
Series 2012-5, Class D, 2.35%,12/10/18		3,985	3,983,045
ARES CLO Ltd., Series 2012-2A, Class B1,
3.43%, 10/12/23(a)(b)		3,015	3,041,381
Bear Stearns Asset-Backed Securities Trust,
Series 2006-HE10, Class 21A1,
0.28%, 12/25/36(b)		1,668	1,622,008
Capital One Multi-Asset Execution Trust, Series 4-3C,
6.63%, 6/17/14	GBP	3,400	5,715,241
Capital Trust Re CDO Ltd., Series 2006-4A, Class A1,
0.52%, 10/20/43(a)(b)	USD	4,910	4,516,614
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A,
1.78%, 1/20/25(a)(b)		13,730	13,730,000
CarMax Auto Owner Trust,
Series 2012-1:
Class B, 1.76%, 8/15/17		1,860	1,902,933
Class C, 2.20%, 10/16/17		1,150	1,177,804
Class D, 3.09%, 8/15/18		1,430	1,466,138
Chesapeake Funding LLC,
Series 2012-1A(a)(b):
Class B, 1.81%, 11/07/23		2,630	2,636,131
Class C, 2.21%, 11/07/23		1,690	1,693,919
CIFC Funding Ltd.,
Series 2012-3A(a)(b)(c):
Class A1L, 1.69%, 1/29/25		5,000	5,000,000
Class A2L, 2.56%, 1/29/25		4,480	4,390,400
Countrywide Asset-Backed Certificates(b):
Series 2003-BC3, Class A2, 0.83%, 9/25/33		672	619,236
Series 2004-5, Class A, 0.66%, 10/25/34		752	718,401
Series 2006-17, Class 2A2, 0.36%, 3/25/47		947	772,588
Series 2007-12, Class 2A1, 0.56%, 8/25/47		27	27,035
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A,
1.52%, 3/16/20(a)		4,165	4,166,162
DT Auto Owner Trust(a):
Series 2011-2A, Class B, 2.12%, 2/16/16		1,794	1,794,793
Series 2011-3A, Class C, 4.03%, 2/15/17		2,460	2,488,415
Series 2012-1A, Class B, 2.26%, 10/16/17		2,700	2,705,116
Series 2012-1A, Class C, 3.38%, 10/16/17		1,780	1,784,954
Series 2012-1A, Class D, 4.94%, 7/16/18		3,885	3,937,960
Series 2012-2, Class B, 1.85%, 4/17/17		530	530,843
Series 2012-2, Class C, 2.72%, 4/17/17		200	200,429
ECP CLO Ltd., Series 2012-4A, Class A1,
1.66%, 6/19/24(a)(b)		4,910	4,859,967
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class D, 2.41%, 9/15/15(a)		1,620	1,630,253
Series 2011-2, Class C, 2.37%, 9/15/15		3,860	3,892,852
Series 2011-2, Class D, 2.86%, 9/15/15		2,685	2,690,757
Series 2012-1, Class C, 1.71%, 1/15/16(b)		4,380	4,402,956

2	MASTER TOTAL RETURN PORTFOLIO	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Ford Credit Floorplan Master Owner Trust (concluded):
Series 2012-1, Class D, 2.31%, 1/15/16(b)	USD 4,100	$4,132,169
Series 2012-2, Class C, 2.86%, 1/15/19	1,030	1,066,969
Series 2012-2, Class D, 3.50%, 1/15/19	1,820	1,884,168
Series 2012-4, Class C, 1.39%, 9/15/16	2,125	2,133,341
Series 2012-4, Class D, 2.09%, 9/15/16	3,710	3,712,300
GSAA Home Equity Trust, Series 2006-5, Class 2A1,
0.28%, 3/25/36(b)	30	15,756
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2(a):
Class A1, 1.34%, 10/15/43	1,535	1,538,837
Class A2, 1.99%, 10/15/45	1,815	1,841,091
Home Equity Asset Trust, Series 2007-2, Class 2A1,
0.32%, 7/25/37(b)	38	37,906
Hyundai Auto Receivables Trust, Series 2012-A, Class D,
2.61%, 5/15/18	2,555	2,587,893
ING Investment Management, Class A(a)(b):
Series 2012-2A, 1.97%, 10/15/22	7,045	7,045,000
Series 2012-3A, 1.77%, 10/15/22	12,895	12,895,000
KKR Financial CLO Corp., Series 2007-A, Class A,
1.09%, 10/15/17(a)(b)	9,504	9,409,106
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ,
0.81%, 12/25/34(b)	820	758,928
Nelnet Student Loan Trust(b):
Series 2006-1, Class A5, 0.42%, 8/23/27	6,505	6,196,520
Series 2008-3, Class A4, 1.96%, 11/25/24	5,600	5,873,286
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ,
0.47%, 6/25/35(b)	2,543	2,519,177
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2012-9A(a)(b):
Class A, 1.79%, 1/18/24	4,300	4,300,000
Class B1, 2.62%, 1/18/24	4,090	4,008,200
Option One Mortgage Loan Trust, Series 2003-4, Class A2,
0.85%, 7/25/33(b)	1,454	1,302,367
OZLM Funding Ltd., Series 2012-2A, Class A1,
2.21%, 10/30/23(a)(b)	7,530	7,574,427
PFS Financing Corp., Series 2012-AA, Class A,
1.41%, 2/15/16(a)(b)	4,400	4,436,058
RAAC, Series 2005-SP2, Class 2A,
0.51%, 6/25/44(b)	5,594	4,664,640
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB,
0.79%, 7/25/33(b)	695	538,170
Santander Consumer Acquired Receivables Trust(a):
Series 2011-S1A, Class B, 1.66%, 8/15/16	5,086	5,128,444
Series 2011-S1A, Class C, 2.01%, 8/15/16	3,741	3,758,828
Series 2011-WO, Class C, 3.19%, 10/15/15	6,580	6,744,901
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17	9,885	10,222,237
Series 2011-1, Class D, 4.01%, 2/15/17	8,000	8,356,312
Series 2011-S1A, Class B, 1.48%, 5/15/17(a)	3,428	3,438,501
Series 2011-S1A, Class D, 3.10%, 5/15/17(a)	2,498	2,505,307
Series 2012-1, Class B, 2.72%, 5/16/16	2,260	2,317,759
Series 2012-1, Class C, 3.78%, 11/15/17	3,045	3,183,688
Series 2012-2, Class C, 3.20%, 2/15/18	6,490	6,697,459
Series 2012-2, Class D, 3.87%, 2/15/18	4,020	4,215,569
Series 2012-3, Class B, 1.94%, 12/15/16	6,245	6,322,401
Series 2012-3, Class C, 3.01%, 4/16/18	8,515	8,780,523
Series 2012-3, Class D, 3.64%, 5/15/18	7,005	7,278,973
Series 2012-4, Class C, 2.94%, 12/15/17	4,600	4,756,713
Series 2012-4, Class D, 3.50%, 6/15/18	6,210	6,459,269
Series 2012-5, Class B, 1.56%, 8/15/18	4,090	4,107,542
Series 2012-5, Class C, 2.70%, 8/15/18	1,950	2,014,993
Series 2012-5, Class D, 3.30%, 9/17/18	1,660	1,710,135
Series 2012-6, Class B, 1.33%, 5/15/17	3,565	3,564,355
Series 2012-6, Class C, 1.94%, 3/15/18	2,460	2,458,945
Series 2012-AA, Class B, 1.21%, 10/16/17(a)	9,060	9,060,906
Series 2012-AA, Class C, 1.78%, 11/15/18(a)	16,880	16,874,936
Series 2012-AA, Class D, 2.46%, 12/17/18(a)	7,400	7,397,780

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	3

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Scholar Funding Trust,
Series 2011-A, Class A,
1.21%, 10/28/43(a)(b)	USD	4,602	$4,596,426
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.51%, 6/15/21(b)		5,122	5,053,771
Series 2005-A, Class A3, 0.51%, 6/15/23(b)		10,935	9,800,767
Series 2008-5, Class A4, 2.02%, 7/25/23(b)		4,690	4,949,845
Series 2011-B, Class A2, 3.74%, 2/15/29(a)		1,420	1,539,293
Series 2011-C, Class A2B, 4.54%, 10/17/44(a)		4,120	4,602,988
Series 2012-A, Class A1, 1.61%, 8/15/25(a)(b)		2,797	2,835,207
Series 2012-A, Class A2, 3.83%, 1/17/45(a)		2,750	2,970,162
Series 2012-B, Class A2, 3.48%, 10/15/30(a)		730	778,822
Series 2012-C, Class A1, 1.31%, 8/15/23(a)(b)		5,567	5,613,897
Series 2012-C, Class A2, 3.31%, 10/15/46(a)		10,125	10,741,167
Series 2012-D, Class A2, 2.95%, 2/15/46(a)		12,220	12,796,857
Series 2012-E, Class A1, 0.96%, 10/16/23(a)(b)		5,368	5,387,244
Small Business Administration:
Series 2003-P10A, Class 1, 4.52%, 2/10/13		2	2,306
Series 2004-P10A, Class 1, 4.50%, 2/10/14		90	92,723
Structured Asset Securities Corp.:
Series 2003-AL2, Class A, 3.36%, 1/25/31(a)		1,183	1,186,363
Series 2004-23XS, Class 2A1, 0.51%, 1/25/35(b)		1,952	1,656,304
Series 2005-GEL2, Class A, 0.49%, 4/25/35(b)		515	491,451
Series 2007-BC1, Class A2, 0.26%, 2/25/37(b)		156	155,087
Vibrant CLO Ltd., Series 2012-1A(a)(b)(c):
Class A1, 1.66%, 7/17/24		13,740	13,740,000
Class A2, 2.56%, 7/17/24		2,600	2,545,400
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		8,570	8,670,371
Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,173,109
Series 2012-C, Class C, 4.55%, 8/15/22		5,030	5,342,252
Series 2012-D, Class A, 2.15%, 4/17/23		11,030	11,199,862
World Financial Network Credit Card Master Trust (concluded):
Series 2012-D, Class B, 3.34%, 4/17/23		3,551	3,586,146
Series 2012-D, Class M, 3.09%, 4/17/23		2,725	2,720,118

Total Asset-Backed Securities – 14.9%			518,933,024

Corporate Bonds
Aerospace & Defense — 0.1%
Meccanica Holdings USA, Inc.,
6.25%, 7/15/19 (a)		2,254	2,260,537

Airlines – 0.0%
Scandinavian Airlines System Denmark-Norway-Sweden,
9.65%, 6/16/14	EUR	600	788,049
Auto Components – 0.3%
BorgWarner, Inc.,
4.63%, 9/15/20	USD	2,925	3,218,667
Continental Rubber of America Corp.,
4.50%, 9/15/19 (a)		5,370	5,495,626
Valeo SA,
4.88%, 5/11/18	EUR	1,600	2,348,528

			11,062,821

Automobiles – 0.2%
BMW Finance NV,
3.38%, 12/14/18	GBP	1,700	2,939,020
BMW UK Capital Plc,
5.00%, 10/02/17		615	1,132,997
Porsche International Financing Plc,
3.88%, 2/01/16	EUR	1,610	2,279,853

			6,351,870

Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc.,
2.50%, 7/15/22	USD	2,770	2,787,340
Davide Campari-Milano SpA,
4.50%, 10/25/19	EUR	708	981,332
Heineken NV (a):
1.40%, 10/01/17	USD	1,110	1,106,649
2.75%, 4/01/23		6,755	6,632,640
Pernod-Ricard SA:
4.88%, 3/18/16	EUR	1,600	2,345,713
4.45%, 1/15/22 (a)	USD	9,019	9,974,807
SABMiller Holdings, Inc.,
1.88%, 1/20/20	EUR	1,280	1,692,240

			25,520,721

Biotechnology – 0.1%
Amgen, Inc.,
4.38%, 12/05/18		1,600	2,454,281

Building Products – 0.1%
Momentive Performance Materials, Inc.,
8.88%, 10/15/20(a)	USD	2,035	2,055,350

4	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Capital Markets – 1.0%
The Goldman Sachs Group, Inc.,
5.75%, 1/24/22	USD	14,856	$17,562,942
Morgan Stanley,
5.50%, 7/28/21(f)		15,000	17,030,610

			34,593,552

Chemicals – 0.5%
INEOS Finance Plc,
7.50%, 5/01/20(a)		565	591,837
LyondellBasell Industries NV,
5.75%, 4/15/24(f)		5,000	5,875,000
Rockwood Specialties Group, Inc.,
4.63%, 10/15/20		2,355	2,437,425
Tronox Finance LLC,
6.38%, 8/15/20(a)		7,645	7,721,450

			16,625,712

Commercial Banks – 2.9%
Banco Santander SA,
3.25%, 2/17/15	EUR	2,100	2,806,268
Bank of India,
6.25%, 2/16/21	USD	4,670	5,081,180
Bankinter SA,
3.88%, 10/30/15	EUR	1,550	2,051,419
Caixa Economica Federal(a):
2.38%, 11/06/17	USD	3,100	3,076,750
3.50%, 11/07/22		2,110	2,136,375
Caixa Geral de Depositos SA,
5.63%, 12/04/15	EUR	2,000	2,722,399
Canadian Imperial Bank of Commerce,
2.60%, 7/02/15(a)	USD	5,910	6,210,228
Discover Bank:
8.70%, 11/18/19		470	611,603
7.00%, 4/15/20		5,720	7,102,501
Eksportfinans ASA:
5.50%, 5/25/16		1,310	1,363,626
5.50%, 6/26/17		275	289,417
HSBC Bank Brasil SA–Banco Multiplo,
4.00%, 5/11/16(a)		15,610	16,214,888
HSBC Bank Plc,
3.10%, 5/24/16(a)		7,630	8,066,970
ICICI Bank Ltd.,
4.75%, 11/25/16(a)		6,450	6,761,064
ING Bank NV,
0.99%, 5/23/16(b)		600	563,879
Intesa Sanpaolo SpA,
3.75%, 3/02/20(b)	EUR	600	669,215
Lloyds TSB Bank Plc:
11.88%, 12/16/21(b)		4,680	7,759,023
6.50%, 9/17/40	GBP	350	709,297
National Agricultural Cooperative Federation,
3.50%, 2/08/17(a)	USD	8,300	8,715,091
Oversea-Chinese Banking Corp. Ltd.,
3.75%, 11/15/22(b)		10,000	10,528,900
Sberbank of Russia Via SB Capital SA,
6.13%, 2/07/22		3,260	3,724,550
Together Housing Finance Plc,
4.50%, 12/17/42	GBP	1,185	1,954,073
WM Treasury Plc,
4.63%, 12/03/42		1,140	1,877,427

			100,996,143

Communications Equipment – 0.1%
Nokia Oyj,
5.00%, 10/26/17	EUR	2,100	3,769,779
Construction & Engineering – 0.0%
H&E Equipment Services, Inc.,
7.00%, 9/01/22(a)	USD	1,605	1,709,325
Construction Materials – 0.1%
Buzzi Unicem SpA,
6.25%, 9/28/18	EUR	1,892	2,664,572
Rain CII Carbon LLC/CII Carbon Corp.,
8.50%, 1/15/21		1,160	1,582,819

			4,247,391

Consumer Finance – 1.0%
Discover Financial Services,
3.85%, 11/21/22(a)	USD	1,510	1,558,130
Ford Motor Credit Co. LLC:
2.75%, 5/15/15		7,960	8,123,737
6.63%, 8/15/17		3,018	3,526,430
5.00%, 5/15/18		2,088	2,303,974
4.25%, 9/20/22		4,814	5,090,252
SLM Corp.:
6.25%, 1/25/16		7,120	7,743,000
6.00%, 1/25/17		5,000	5,412,500
Series A, 0.62%, 1/27/14(b)		35	34,671

			33,792,694

Containers & Packaging – 0.2%
GCL Holdings SCA,
9.38%, 4/15/18	EUR	924	1,308,058
Rock-Tenn Co.,
4.00%, 3/01/23(a)	USD	5,293	5,377,111

			6,685,169

Distributors – 0.1%
VWR Funding, Inc.,
7.25%, 9/15/17(a)		3,926	4,122,300

Diversified Consumer Services – 0.1%
313 Group, Inc.,
6.38%, 12/01/19(a)		2,282	2,262,032

Diversified Financial Services – 4.2%
Aircastle Ltd.,
6.25%, 12/01/19(a)		2,100	2,189,250
AyT Cedulas Cajas Global:
4.00%, 3/21/17	EUR	1,100	1,342,810
Series 2, 3.50%, 3/14/16		800	980,052
Series 8, 4.25%, 6/14/18		200	239,254
AyT Cedulas Cajas IX Fondo de Titulizacion,
3.75%, 3/31/15		3,200	4,041,068
AyT Cedulas Cajas VIII Fondo de Titulizacion de Activos, Series VIII,
4.25%, 11/18/19		300	340,248

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	5

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
AyT Cedulas Cajas X Fondo de Titulizacion:
Series X, 0.26%, 6/30/15(b)	EUR	600	$688,655
Series X, 3.75%, 6/30/25		2,900	2,789,903
Bank of America Corp.:
3.88%, 3/22/17	USD	5,130	5,563,593
Series L, 5.65%, 5/01/18		22,815	26,543,952
7.63%, 6/01/19		3,000	3,838,713
5.70%, 1/24/22		14,587	17,541,582
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25	EUR	900	874,906
Series A-6, 4.25%, 4/10/31		2,600	2,414,120
Cedulas TDA 7 Fondo de Titulizacion de Activos, Series 7,
3.50%, 6/20/17		100	116,367
Citigroup, Inc.:
4.59%, 12/15/15	USD	23,100	25,219,425
4.45%, 1/10/17		1,900	2,104,820
Co-Operative Group Ltd.(g):
5.63%, 7/08/20	GBP	1,150	1,929,668
6.25%, 7/08/26		1,270	2,145,833
Gala Group Finance Plc,
8.88%, 9/01/18		1,277	2,198,888
JPMorgan Chase & Co.,
3.25%, 9/23/22		USD 6,381	6,571,033
LeasePlan Corp. NV,
3.00%, 10/23/17(a)		2,775	2,802,103
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		5,260	5,851,750
6.88%, 2/15/21		3,120	3,361,800
Tiers Trust, Series 2012-1,
2.06%, 5/12/14(a)(b)		18,466	18,512,165
TMX Finance LLC,
13.25%, 7/15/15		4,000	4,440,000
ZFS Finance (USA) Trust V,
6.50%, 5/09/37(a)(b)		2,513	2,679,486

			147,321,444

Diversified Telecommunication Services – 0.5%
AT&T, Inc.:
2.63%, 12/01/22		4,472	4,479,356
5.35%, 9/01/40		4,235	4,931,861
Level 3 Financing, Inc.,
8.13%, 7/01/19		4,474	4,876,660
OTE Plc,
7.25%, 2/12/15	EUR	684	879,372
Verizon Communications, Inc.,
6.40%, 2/15/38	USD	1,878	2,542,570

			17,709,819

Electric Utilities – 2.6%
Alabama Power Co.,
3.95%, 6/01/21(h)		5,015	5,605,401
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18	USD	1,199	1,596,922
5.95%, 12/15/36		2,175	2,473,449
Duke Energy Carolinas LLC,
4.25%, 12/15/41		3,915	4,099,800
Electricite de France SA,
2.75%, 3/10/23	EUR	2,500	3,344,759
Enel Finance International NV,
4.88%, 4/17/23		1,889	2,609,327
Florida Power & Light Co.,
5.95%, 2/01/38	USD	3,645	4,851,911
Florida Power Corp.,
6.40%, 6/15/38		2,646	3,563,900
Georgia Power Co.,
3.00%, 4/15/16		8,985	9,604,291
Hydro-Quebec:
8.40%, 1/15/22		8,220	11,793,661
8.05%, 7/07/24(f)		21,145	31,095,139
Jersey Central Power & Light Co.,
7.35%, 2/01/19		2,730	3,487,081
Southern California Edison Co., Series 08-A,
5.95%, 2/01/38		2,825	3,705,962
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15(a)		2,815	2,957,084

			90,788,687

Electronic Equipment, Instruments & Components – 0.1%
Techem Energy Metering Service GmbH & Co. KG,
7.88%, 10/01/20	EUR	1,280	1,850,043
Energy Equipment & Services – 1.8%
Calfrac Holdings LP,
7.50%, 12/01/20(a)(f)	USD	1,050	1,039,500
EOG Resources, Inc.,
2.63%, 3/15/23		4,416	4,447,071
FTS International Services LLC/FTS International Bonds, Inc.,
8.13%, 11/15/18(a)		1,750	1,806,875
MEG Energy Corp.(a):
6.50%, 3/15/21		4,100	4,315,250
6.38%, 1/30/23		1,580	1,647,150
Peabody Energy Corp.,
6.25%, 11/15/21		4,540	4,823,750
Pride International, Inc.,
6.88%, 8/15/20		2,650	3,351,482
Seadrill Ltd.,
5.63%, 9/15/17(a)		4,840	4,803,700
Transocean, Inc.:
5.05%, 12/15/16		8,125	9,046,554
2.50%, 10/15/17		7,450	7,528,374
6.00%, 3/15/18		13,984	16,218,489
3.80%, 10/15/22		3,204	3,283,882

			62,312,077

Food & Staples Retailing – 0.0%
Bakkavor Finance 2 Plc,
8.25%, 2/15/18	GBP	520	853,161

6	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Food Products – 0.7%
Kraft Foods Group, Inc.(a):
3.50%, 6/06/22	USD	6,012	$6,417,010
5.00%, 6/04/42		3,505	3,941,369
Mondelez International, Inc.:
6.50%, 8/11/17		6,049	7,388,140
6.50%, 2/09/40		3,653	4,907,261

			22,653,780

Gas Utilities – 0.1%
Snam SpA,
3.88%, 3/19/18	EUR	2,483	3,512,863

Health Care Equipment & Supplies – 0.4%
Boston Scientific Corp.,
6.25% , 11/15/15	USD	13,154	14,820,941

Health Care Providers & Services – 0.7%
Coventry Health Care, Inc.,
5.45%, 6/15/21		3,862	4,590,199
HCA, Inc.,
7.25%, 9/15/20		3,925	4,346,938
Tenet Healthcare Corp.:
10.00%, 5/01/18		147	167,213
6.25%, 11/01/18		4,905	5,383,237
8.88%, 7/01/19		2,660	2,979,200
4.75%, 6/01/20(a)		1,977	2,006,655
UnitedHealth Group, Inc.,
3.38%, 11/15/21		1,630	1,736,558
WellPoint, Inc.,
3.30%, 1/15/23		2,595	2,662,483

			23,872,483

Hotels, Restaurants & Leisure – 0.5%
Accor SA,
2.88%, 6/19/17	EUR	400	546,187
Cirsa Funding Luxembourg SA,
8.75%, 5/15/18		813	1,067,754
Enterprise Inns Plc,
6.50%, 12/06/18	GBP	500	787,046
Lottomatica Group SpA,
3.50%, 3/05/20	EUR	1,300	1,757,994
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 12/30/24	GBP	176	251,595
Series A7, 4.77%, 6/30/33		934	1,334,509
The Unique Pub Finance Co. Plc:
Series A3, 6.54%, 3/30/21		500	775,675
Series A4, 5.66%, 6/30/27		6,491	9,199,905

			15,720,665

Household Durables – 0.2%
Algeco Scotsman Global Finance Plc,
9.00%, 10/15/18	EUR	1,790	2,433,593
K. Hovnanian Enterprises, Inc.,
7.25%, 10/15/20(a)	USD	3,615	3,886,125

			6,319,718

Household Products – 0.0%
Ontex IV SA,
9.00%, 4/15/19	EUR	370	515,243

Independent Power Producers & Energy Traders – 0.4%
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20	USD	7,690	8,670,475
Laredo Petroleum, Inc.:
9.50%, 2/15/19		1,925	2,151,187
7.38%, 5/01/22		655	710,675
NRG Energy, Inc.,
6.63%, 3/15/23 (a)		2,105	2,252,350

			13,784,687

Industrial Conglomerates – 0.3%
General Electric Co.:
2.70%, 10/09/22		3,958	4,034,417
4.13%, 10/09/42		2,366	2,433,781
Siemens Financieringsmaatschappij NV,
2.75%, 9/10/25	GBP	2,600	4,116,967

			10,585,165

Insurance – 3.7%
Allianz Finance II BV,
5.75%, 7/08/41(b)	EUR	4,400	6,642,507
American International Group, Inc.:
3.80%, 3/22/17	USD	8,028	8,688,977
5.45%, 5/18/17		4,150	4,766,337
4.88%, 6/01/22		11,609	13,253,078
8.18%, 5/15/68(b)		2,670	3,477,675
Aviva Plc,
5.90%(b)(i)	GBP	1,160	1,695,926
Hartford Life Global Funding Trusts,
0.49%, 6/16/14(b)	USD	13,275	13,222,922
Lincoln National Corp.,
7.00%, 6/15/40		1,460	1,900,256
Manulife Financial Corp.,
3.40%, 9/17/15		12,215	12,844,219
Metropolitan Life Global Funding I(a):
2.50%, 1/11/13(f)		24,245	24,256,032
5.13%, 6/10/14		1,600	1,700,960
Prudential Financial, Inc.:
4.75%, 9/17/15		18,230	19,982,760
7.38%, 6/15/19		3,690	4,685,806
5.38%, 6/21/20		2,085	2,437,425
5.88%, 9/15/42(b)		7,704	8,089,200

			127,644,080

IT Services – 0.1%
First Data Corp.(a):
7.38%, 6/15/19		2,290	2,370,150
8.25%, 1/15/21		199	199,000

			2,569,150

Machinery – 0.2%
UR Merger Sub Corp.(a):
5.75%, 7/15/18		753	811,358
7.38%, 5/15/20		4,565	5,010,087
7.63%, 4/15/22		1,874	2,094,195

			7,915,640

Media – 3.2%
CBS Corp.:
4.63%, 5/15/18		1,785	2,006,213
8.88%, 5/15/19		3,440	4,639,734
5.75%, 4/15/20		2,820	3,377,692

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	7

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22(a)	USD	4,844	$5,025,650
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22		2,225	3,363,886
Comcast Corp.:
5.88%, 2/15/18		6,350	7,652,074
4.65%, 7/15/42		10,370	10,930,633
Cox Communications, Inc.(a):
3.25%, 12/15/22		4,000	4,125,032
8.38%, 3/01/39		6,180	9,484,125
4.70%, 12/15/42		2,159	2,202,983
Intelsat Jackson Holdings SA,
7.25%, 4/01/19		4,072	4,377,400
NBC Universal Media LLC:
5.15%, 4/30/20		3,508	4,158,576
2.88%, 1/15/23		10,493	10,537,648
The New York Times Co.,
6.63%, 12/15/16		4,100	4,510,000
Time Warner Cable, Inc.:
4.00%, 9/01/21		4,862	5,336,847
5.50%, 9/01/41		3,590	3,994,471
4.50%, 9/15/42		10,958	10,686,757
Time Warner, Inc.,
4.70%, 1/15/21		2,080	2,367,978
Unitymedia Hessen GmbH & Co.
KG/Unitymedia NRW GmbH,
5.75%, 1/15/23	EUR	1,485	2,067,934
Virgin Media Secured Finance Plc:
6.50%, 1/15/18	USD	3,740	4,025,175
5.25%, 1/15/21		4,870	5,686,363

			110,557,171

Metals & Mining – 0.5%
ArcelorMittal,
7.50%, 10/15/39		1,342	1,261,480
Freeport-McMoRan Copper & Gold, Inc.,
3.55%, 3/01/22		1,216	1,206,000
New Gold, Inc.,
7.00%, 4/15/20(a)		690	736,575
Novelis, Inc.,
8.75%, 12/15/20		6,865	7,654,475
Rio Tinto Finance Plc,
2.00%, 5/11/20	EUR	3,045	4,083,265
Schmolz + Bickenbach Luxembourg SA,
9.88%, 5/15/19		1,081	1,184,299
Steel Dynamics, Inc.,
6.38%, 8/15/22(a)	USD	1,345	1,425,700

			17,551,794

Multi-Utilities – 0.2%
Dominion Resources, Inc.,
1.95%, 8/15/16		6,345	6,520,636

Multiline Retail – 0.5%
Dufry Finance SCA,
5.50%, 10/15/20 (a)	USD	1,760	1,821,600
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		2,152	2,528,630
7.45%, 7/15/17		8,380	10,331,006
Marks & Spencer Plc,
4.75%, 6/12/25	GBP	630	1,038,536

			15,719,772

Oil, Gas & Consumable Fuels – 4.6%
Access Midstream Partners LP,
4.88%, 5/15/23	USD	1,345	1,365,175
CONSOL Energy, Inc.,
8.25%, 4/01/20		549	594,293
El Paso Corp.,
7.75%, 1/15/32		2,000	2,349,986
Energy Transfer Partners LP,
6.50%, 2/01/42		8,087	9,901,213
Enterprise Products Operating LLC, Series L,
6.30%, 9/15/17		3,460	4,185,323
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19		1,260	1,367,100
7.75%, 9/01/22		1,525	1,616,500
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		2,900	3,472,208
3.45%, 2/15/23		6,795	6,998,170
Linn Energy LLC,
6.25%, 11/01/19(a)		6,000	6,030,000
MarkWest Energy Partners LP,
5.50%, 2/15/23		1,525	1,654,625
MidAmerican Energy Holdings Co.,
6.50%, 9/15/37		25	33,205
Murphy Oil Corp.:
2.50%, 12/01/17		4,853	4,882,928
4.00%, 6/01/22		1,217	1,226,680
3.70%, 12/01/22		9,572	9,535,569
Nexen, Inc.:
5.88%, 3/10/35		240	296,681
6.40%, 5/15/37		6,260	8,092,941
7.50%, 7/30/39		3,565	5,159,731
Novatek OAO via Novatek Finance Ltd.,
4.42%, 12/13/22(a)(c)		2,725	2,742,031
OGX Petroleo e Gas Participacoes SA(a):
8.50%, 6/01/18		401	360,900
8.38%, 4/01/22		2,190	1,828,650
PDC Energy, Inc.,
7.75%, 10/15/22(a)		1,085	1,112,125
Petrobras International Finance Co.:
3.88%, 1/27/16		15,335	16,178,471
5.75%, 1/20/20		15,835	18,025,867
Range Resources Corp.:
7.25%, 5/01/18		7,335	7,701,750
5.75%, 6/01/21		2,235	2,391,450
Rosneft Oil Co. via Rosneft International Finance Ltd.,
4.20%, 3/06/22(a)		1,753	1,783,678

8	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16	USD	5,000	$5,512,500
6.50%, 11/01/20(a)		1,225	1,246,438
SandRidge Energy, Inc.,
7.50%, 3/15/21		3,325	3,557,750
Valero Energy Corp.,
6.63%, 6/15/37		4,083	5,030,427
Western Gas Partners LP:
5.38%, 6/01/21		10,607	12,127,938
4.00%, 7/01/22		2,516	2,648,065
The Williams Cos., Inc.:
7.88%, 9/01/21		3,249	4,185,846
3.70%, 1/15/23		3,165	3,192,390

			158,388,604

Paper & Forest Products – 0.6%
Fibria Overseas Finance Ltd.,
6.75%, 3/03/21		519	574,793
International Paper Co.:
4.75%, 2/15/22		13,165	14,896,671
6.00%, 11/15/41		3,420	4,049,728
Mondi Finance Plc,
5.75%, 4/03/17	EUR	1,600	2,428,171

			21,949,363

Pharmaceuticals – 0.6%
AbbVie, Inc.(a):
2.00%, 11/06/18	USD	5,180	5,246,951
2.90%, 11/06/22		3,433	3,496,099
Teva Pharmaceutical Finance Co. BV:
2.95%, 12/18/22		5,683	5,748,684
Series 2, 3.65%, 11/10/21		2,120	2,268,892
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21		5,000	5,351,160

			22,111,786

Real Estate Investment Trusts (REITs) – 0.4%
Gecina SA,
4.75%, 4/11/19	EUR	400	584,235
Hammerson Plc,
2.75%, 9/26/19		1,268	1,720,344
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 6/01/21	USD	3,040	3,324,477
Vornado Realty LP,
5.00%, 1/15/22		8,255	9,108,583

			14,737,639

Real Estate Management & Development – 0.4%
Annington Finance No 4 Plc,
1.48%, 1/10/23(b)	GBP	3,257	5,111,497
China Resources Land Ltd.,
4.63%, 5/19/16	USD	3,000	3,178,584
Great Places Housing Group Ltd.,
4.75%, 10/22/42	GBP	1,086	1,818,831
IVG Immobilien AG,
8.00%(b)(d)(e)(i)	EUR	1,300	869,122
Realogy Corp.,
7.88%, 2/15/19(a)(f)	USD	4,210	4,588,900

			15,566,934

Road & Rail – 0.2%
Burlington Northern Santa Fe LLC,
3.05%, 9/01/22	USD	6,080	6,283,419

Software – 0.1%
BMC Software, Inc.,
4.25%, 2/15/22		1,360	1,380,926
SAP AG:
1.00%, 11/13/15	EUR	1,170	1,543,601
2.13%, 11/13/19		1,360	1,814,090

			4,738,617

Specialty Retail – 0.2%
House of Fraser Funding Plc,	GBP	944	1,610,155
8.88%, 8/15/18
QVC, Inc.,
7.50%, 10/01/19(a)	USD	4,225	4,661,523

			6,271,678

Thrifts & Mortgage Finance – 0.1%
Northern Rock Asset Management Plc,
5.63%, 6/22/17(a)		4,145	4,816,237

Tobacco – 0.0%
Imperial Tobacco Finance Plc,
4.50%, 7/05/18	EUR	941	1,418,967

Transportation Infrastructure – 0.2%
Autoroutes du Sud de la France SA,
4.13%, 4/13/20		2,250	3,346,317
DP World Sukuk Ltd.,
6.25%, 7/02/17	USD	3,530	3,966,837

			7,313,154

Wireless Telecommunication Services – 2.1%
America Movil SAB de CV:
2.38%, 9/08/16		8,025	8,341,049
3.13%, 7/16/22		3,153	3,204,860
4.38%, 7/16/42		1,512	1,571,165
CC Holdings GS V LLC,
3.85%, 4/15/23(a)		3,706	3,770,155
Cricket Communications, Inc.,
7.75%, 5/15/16		3,869	4,096,304
Crown Castle International Corp.,
5.25%, 1/15/23(a)		2,235	2,391,450
Crown Castle Towers LLC,
6.11%, 1/15/20(a)		16,500	19,873,969
Eutelsat SA,
3.13%, 10/10/22	EUR	1,800	2,450,729
MetroPCS Wireless, Inc.,
7.88%, 9/01/18	USD	282	305,265
Phones4u Finance Plc,
9.50%, 4/01/18	GBP	990	1,680,575
SBA Tower Trust,
5.10%, 4/17/17(a)	USD	3,700	4,172,016
Sprint Capital Corp.,
6.88%, 11/15/28		2,003	2,083,120
Sprint Nextel Corp.,
9.00%, 11/15/18(a)		10,660	13,165,100
VimpelCom Holdings BV,
7.50%, 3/01/22		845	968,581

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	9

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (concluded)
Vodafone Group Plc,
8.13%, 11/26/18	GBP 2,300	$4,935,536

		73,009,874

Total Corporate Bonds – 37.9%		1,317,003,017

Floating Rate Loan Interests(b)
Capital Markets – 0.1%
Nuveen Investments, Inc., Extended Term Loan,
5.81%, 5/12/17
Chemicals – 0.1%	USD 3,000	3,011,250

Styron Sarl LLC, Term Loan B,
8.00%, 8/02/17	2,174	2,114,926

Consumer Finance – 0.1%
Springleaf Financial Funding Co., Term Loan,
5.50%, 5/10/17	4,000	3,973,560

Diversified Telecommunication Services – 0.2%
Level 3 Financing, Inc., Term Loan,
4.75%, 8/01/19	8,000	8,033,360

Energy Equipment & Services – 0.2%
Dynegy Midwest Generation LLC, Coal Co., Term Loan,
9.25%, 8/04/16	2,347	2,437,066
Dynegy Power LLC, Gas Co., Term Loan,
9.25%, 8/04/16	3,788	3,953,918

		6,390,984

Food Products – 0.1%
Del Monte Foods Co., Term Loan,
4.50%, 3/08/18	2,397	2,398,408

Health Care Providers & Services – 0.1%
inVentiv Health, Inc., Combined Term Loan,
6.50%, 8/04/16	2,649	2,569,257

Hotels, Restaurants & Leisure – 0.2%
Motel 6, Mezzanine Term Loan,
10.00%, 10/15/17	6,030	6,030,000

IT Services – 0.2%
First Data Corp., Extended 2018, Term Loan B,
4.21%, 3/23/18	6,090	5,784,727

Machinery – 0.0%
Terex Corp., Term Loan B,
4.50%, 4/28/17	988	999,257

Media – 0.3%
Intelsat Jackson Holdings Ltd., Term Loan B-1,
4.50%, 4/02/18	12,517	12,610,437

Floating Rate Loan Interests (b)
Oil, Gas & Consumable Fuels – 0.3%
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/02/15	USD 9,124	9,215,041

Pharmaceuticals – 0.0%
Pharmaceutical Product Development, Inc., Term Loan B,
6.25%, 12/05/18	990	1,004,672

Professional Services – 0.0%
Emdeon, Inc., Term Loan B1,
5.00%, 11/02/18	926	934,351

Real Estate Investment Trusts (REITs) – 0.0%
iStar Financial, Inc., Term Loan,
5.75%, 9/28/17	549	553,010

Real Estate Management & Development – 0.1%
Realogy Corp.:
Extended Letter of Credit Loan,
4.46%, 10/10/16	198	198,766
Extended Term Loan,
4.46%, 10/10/16	2,742	2,747,892

		2,946,658

Wireless Telecommunication Services – 0.2%
Vodafone Americas Finance 2, Inc., Term Loan B,
6.25%, 7/11/16	7,219	7,417,265

Total Floating Rate Loan Interests – 2.2%		75,987,163

Foreign Agency Obligations
Argentine Republic Government International Bond:
2.50%, 12/31/38 (g)	11,780	4,229,020
5.25%, 12/31/38	2,350	843,650
Autonomous Community of Madrid Spain:
3.00%, 11/05/13	CHF 1,250	1,347,647
3.00%, 7/29/14	410	432,346
Autonomous Community of Valencia Spain:
2.13%, 2/22/13	EUR 3,390	3,667,275
5.50%, 4/26/13	200	261,799
4.75%, 3/20/14	980	1,244,655
3.25%, 7/06/15	1,090	1,270,845
4.38%, 7/16/15	1,570	1,857,630
Brazilian Government International Bond,
7.13%, 1/20/37	USD 1,725	2,639,250
Bundesobligation,
0.50%, 4/07/17	EUR 5,700	7,611,875
Bundesrepublik Deutschland,
4.25%, 7/04/18	4,960	7,905,711
Cyprus Government International Bond:
3.75%, 6/03/13	820	925,417
4.38%, 7/15/14	1,510	1,545,368

10	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 4/15/23	EUR	46,767	$64,868,979
Italy Buoni Poliennali Del Tesoro:
4.75%, 6/01/17		38,495	54,081,023
5.25%, 8/01/17		8,695	12,480,518
5.50%, 11/01/22		2,760	3,938,608
Mexican Bonos:
Series M10, 7.75%, 12/14/17	MXN	190,870	1,643,609
Series M30, 8.50%, 11/18/38		269,400	2,633,708
Mexico Government International Bond:
5.63%, 1/15/17	USD	3,840	4,454,400
5.13%, 1/15/20		8,275	9,888,625
Netherlands Government Bond(a):
4.50%, 7/15/17	EUR	111,910	174,568,043
1.25%, 1/15/18		8,835	12,028,248
Poland Government International Bond:
6.38%, 7/15/19	USD	1,280	1,595,802
5.13%, 4/21/21		4,130	4,898,180
Portugal Government International Bond,
3.50%, 3/25/15		12,800	12,256,000
Russian Foreign Bond Eurobond,
7.50%, 3/31/30		13,388	17,195,708
South Africa Government International Bond,
5.50%, 3/09/20		3,165	3,750,525
Spain Government Bond,
4.50%, 1/31/18	EUR	2,300	3,054,852
Spain Letras del Tesoro,
2.64%, 4/16/14(k)		5,200	6,648,991
Turkey Government International Bond:
7.00%, 3/11/19	USD	2,670	3,320,145
5.63%, 3/30/21		3,870	4,595,625
6.25%, 9/26/22		2,760	3,440,340

Total Foreign Agency Obligations – 12.6%			437,124,417

	Shares
Investment Companies
Diversified Financial Services – 0.4%
iShares JPMorgan USD Emerging Markets Bond Fund(l)		114,500	14,060,600
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution, Series EE:
5.38%, 6/15/43		4,410	5,152,247
5.50%, 6/15/43		5,285	6,265,103

Total Municipal Bonds – 0.3%			11,417,350

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 4.7%
BlackRock Capital Finance LP, Series 1997-R2, Class AP,
1.12%, 12/25/35(a)(b)(l)		4	4,488
Citigroup Mortgage Loan Trust, Inc., Series 2007-2, Class 2A,
6.00%, 11/25/36		256	257,316
Collateralized Mortgage Obligation Trust, Series 57, Class D,
9.90%, 2/01/19		9	9,960
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17, 6.00%, 6/25/35		14,262	14,142,900
Series 2006-43CB, Class 1A10, 6.00%, 2/25/37		6,094	4,789,753
Series 2006-J4, Class 2A8, 6.00%, 7/25/36		11,616	9,174,619
Series 2006-OA10, Class 1A1, 1.01%, 8/25/46(b)		2,351	1,571,148
Series 2006-OA21, Class A1, 0.40%, 3/20/47(b)		22,996	15,196,117
Series 2007-22, Class 2A16, 6.50%, 9/25/37		13,645	10,003,294
Countrywide Home Loan Mortgage Pass-Through Trust(b):
Series 2004-29, Class 1A1, 0.75%, 2/25/35		866	787,775
Series 2006-OA5, Class 2A1, 0.41%, 4/25/46		3,782	2,508,715
Series 2006-OA5, Class 3A1, 0.41%, 4/25/46		5,629	4,167,478
Credit Suisse Mortgage Capital Certificates(a)(b):
Series 2010-20R, Class 9A1, 3.06%, 1/27/36		7,442	7,352,156
Series 2011-2R, Class 1A1, 2.77%, 3/27/37		4,521	4,328,658
Series 2011-2R, Class 2A1, 2.61%, 7/27/36		14,002	13,800,016
Series 2011-5R, Class 3A1, 5.91%, 9/27/47		6,312	6,194,911
Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
0.36%, 12/25/36(b)		5,600	4,119,971
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1,
2.60%, 8/25/35(b)		1,956	1,808,735

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	11

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Fosse Master Issuer Plc, Series 2012-1A, Class 2A2,
1.72%, 10/18/54(a)(b)	USD	3,645	$3,719,486
Gemgarto, Series 2012-1, Class A1,
3.47%, 5/14/45(b)	GBP	1,841	3,110,211
GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1,
2.89%, 4/25/35(b)	USD	5,585	5,430,736
Homebanc Mortgage Trust, Class A1(b):
Series 2005-4, 0.48%, 10/25/35		22,673	17,764,005
Series 2006-2, 0.39%, 12/25/36		6,502	4,994,050
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4,
1.01%, 11/25/34(b)		948	911,819
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		3,646	3,556,212
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,056	1,031,597
Lanark Master Issuer Plc, Series 2012-2X, Class 2A,
2.15%, 12/22/54(b)	GBP	2,673	4,516,661
New York Securitization Trust, Series 2012-1, Class A,
6.71%, 12/27/47(a)(b)	USD	12,069	12,069,000
Residential Mortgage Securities Ltd.,
2.77%, 2/14/41(b)	GBP	2,037	3,434,048
Silk Road Finance Number Three Plc,
1.87%, 6/21/55(b)		1,911	3,171,616

			163,927,451

Commercial Mortgage-Backed Securities – 8.9%
Banc of America Large Loan, Inc., Series 2010, Class HLTN,
2.51%, 11/15/15(a)(b)	USD	11,343	11,319,447
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2005-3, Class A3A, 4.62%, 7/10/43		850	851,241
Series 2007-3, Class A4, 5.59%, 6/10/49(b)		2,730	3,164,436
Series 2007-3, Class AM, 5.59%, 6/10/49(b)		4,015	4,388,568
BB-UBS Trust, Series 2012-TFT, Class C,
3.47%, 6/05/30(a)(b)		920	873,095
Bear Stearns Commercial Mortgage Securities(b):
Series 2005-PW10, Class AM, 5.45%, 12/11/40		1,350	1,488,320
Series 2006-PW11, Class A4, 5.45%, 3/11/39		175	197,452
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM,
5.70%, 12/10/49(b)		4,000	4,536,028
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B,
5.21%, 12/11/49	USD	1,388	1,407,879
Commercial Mortgage Pass-Through Certificates(a):
Series 2010-RR1, Class GEB, 5.54%, 12/11/49(b)		2,260	2,547,192
Series 2012-LTRT, Class A2, 3.40%, 10/05/30		5,485	5,743,278
Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A,
5.70%, 9/15/40(a)(b)		4,730	5,487,292
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-C3, Class A5 , 3.94%, 5/15/38		2,046	2,052,048
Series 2003-CPN1, Class A2, 4.60%, 3/15/35		105	104,857
Series 2005-C3, Class AJ, 4.77%, 7/15/37		920	948,274
DBRR Trust(a):
Series 2011-C32, Class A3A, 5.74%, 6/17/49(b)		3,800	4,452,760
Series 2012-EZ1, Class A, 0.95%, 9/25/45		15,525	15,565,643
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2,
5.42%, 12/10/49		19,572	19,544,661
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class A2,
5.44%, 5/10/40(b)		2,774	2,814,904
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG3, Class A3, 4.57%, 8/10/42		1,273	1,275,494
Series 2006-GG7, Class AJ, 5.87%, 7/10/38(b)		3,370	3,270,275
Series 2007-GG11, Class A4, 5.74%, 12/10/49		1,850	2,180,787
Series 2007-GG9, Class AM, 5.48%, 3/10/39		1,500	1,632,974
GS Mortgage Securities Corp. II:
Series 2005-GG4, Class A4, 4.76%, 7/10/39		13,351	14,388,773
Series 2006-GG8, Class AJ, 5.62%, 11/10/39		3,580	3,267,419
Series 2006-GG8, Class AM, 5.59%, 11/10/39		1,470	1,651,324
Series 2007-GG10, Class A4, 5.79%, 8/10/45(b)(f)		4,400	5,072,786
Series 2012-SHOP, Class C, 3.63%, 6/05/31(a)		820	843,742

12	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.(b):
Series 2006-CB14, Class AM, 5.45%, 12/12/44	USD	5,065	$5,505,316
Series 2007-CB19, Class AM, 5.73%, 2/12/49		2,000	2,174,414
Series 2007-CB20, Class AJ, 6.08%, 2/12/51		3,705	3,547,219
Series 2007-CB20, Class AM, 5.88%, 2/12/51		6,118	7,093,931
Series 2007-LD11, Class A2, 5.80%, 6/15/49		16,636	17,158,624
Series 2008-C2, Class ASB, 6.13%, 2/12/51		2,486	2,711,474
Series 2012-HSBC, Class D, 4.52%, 7/05/32(a)		4,000	4,249,824
LB-UBS Commercial Mortgage Trust(b):
Series 2003-C7, Class A3, 4.56%, 9/15/27		66	66,326
Series 2005-C2, Class AJ, 5.21%, 4/15/30		3,055	3,223,300
Series 2007-C6, Class A4, 5.86%, 7/15/40		8,450	10,087,509
Series 2007-C7, Class A3, 5.87%, 9/15/45		3,800	4,530,466
Merrill Lynch/Countrywide Commercial Mortgage Trust:
Series 2006-2, Class A2, 5.88%, 6/12/46(b)		1,489	1,492,796
Series 2007-9, Class ASB, 5.64%, 9/12/49		24,147	25,299,046
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-CKSV, Class CK, 4.30%, 10/15/30(a)		8,496	7,709,798
Morgan Stanley Capital I Trust:
Series 1998-WF2, Class G, 6.34%, 7/15/30(a)(b)		5,026	5,142,734
Series 2007-HQ11, Class A2, 5.36%, 2/12/44		3,553	3,559,823
Series 2007-HQ12, Class AM, 5.57%, 4/12/49(b)		1,590	1,681,020
Series 2007-HQ12, Class A2FX, 5.57%, 4/12/49(b)		819	859,422
Series 2007-IQ15, Class AM, 5.88%, 6/11/49(b)		4,505	4,962,131
Series 2007-XLC1, Class A2, 0.56%, 7/17/17		1,800	1,728,313
Morgan Stanley Reremic Trust(a)(b):
Series 2007-LD11, Class A2, 5.80%, 6/15/49		3,660	3,653,009
Series 2008-C2, Class ASB, 6.13%, 2/12/51		2,680	2,592,471
Series 2012-XA, Class A, 2.00%, 7/27/49		6,093	6,154,075
Motel 6 Trust, Series 2012-MTL6, Class B,
2.74%, 10/05/25(a)		2,655	2,680,371
ORES NPL LLC, Series 2012-LV1, Class A,
4.00%, 9/25/44(a)		2,198	2,206,370
RBSCF Trust, Series 2010-RR3, Class WBTA,
6.12%, 2/16/51(a)(b)		14,186	16,700,285
RCMC LLC, Series 2012-CRE1, Class A,
5.62%, 11/15/44(a)		7,569	7,606,417
SMA Issuer I LLC, Series 2012-LV1, Class A,
3.50%, 8/20/25(a)		6,915	6,941,277
STRIPs Ltd., Series 2012-1, Class A,
1.50%, 12/25/44(a)		10,300	10,179,696
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2 5.50%, 10/15/48		4,325	4,345,774
Series 2007-C33, Class AM, 5.92%, 2/15/51(b)		3,791	4,241,002
Series 2007-C33, Class A4 5.92%, 2/15/51(b)		4,310	5,056,583
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X,		2,325	38,254
1.09%, 5/25/36(a)(b)

			306,250,019

Interest Only Commercial Mortgage-Backed Securities – 1.1%
Commercial Mortgage Pass Through Certificates(b):
Series 2012-CR1, Class XA, 2.26%, 5/15/45		43,881	6,066,317
Series 2012-CR3, Class XA, 2.22%, 11/15/45		45,659	6,521,963
Series CR5, Class XA, 1.95%, 12/10/45		45,500	5,571,971
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class XA,
2.05%, 6/15/45(b)		20,975	2,421,614
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA,
2.70%, 3/15/45(a)(b)		41,842	6,105,449
Morgan Stanley Reremic Trust, Series 2011, Class A,
2.50%, 3/23/51		2,297	2,318,684
Wells Fargo Reremic Trust, Series 2012, Class A,
1.75%, 8/20/21(a)		5,983	6,004,835
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA,
1.86%, 12/15/45(a)(b)		47,560	5,954,179

			40,965,012

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	13

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Principal Only Collaterized Mortgage Obligations – 0.2%
Morgan Stanley Reremic Trust, Series 2009, Class B, 7/17/56(a)	USD	6,500	$5,793,775

Total Non-Agency Mortgage-Backed Securities – 14.9%			516,936,257

Preferred Securities
Capital Trusts
Capital Markets – 0.0%
State Street Capital Trust IV, 1.31%, 6/01/77(b)		770	598,887

			598,887

Commercial Banks – 0.2%
BNP Paribas Fortis SA,
4.63%(b)(i)	EUR	850	1,061,412
Fifth Third Capital Trust IV,
6.50%, 4/15/67(b)	USD	5,410	5,410,000

			6,471,412

Consumer Finance – 0.2%
Capital One Capital VI,
8.88%, 5/15/40		6,845	6,845,000

Insurance – 0.5%
Achmea BV, 5.13%(i)	EUR	1,110	1,425,586
MetLife Capital Trust IV,
7.88%, 12/15/67(a)	USD	6,045	7,405,125
Swiss Re Capital I LP,
6.85% (a)(b)(i)		6,125	6,419,625
XL Group Plc, Series E,
6.50% (b)(i)		2,890	2,702,150
			17,952,486

Total Capital Trusts – 0.9%			31,867,785

	Shares
Preferred Stocks
Thrifts & Mortgage Finance – 0.0%
Fannie Mae, Series S I, 8.25%(b)		110,000	183,700
Freddie Mac, Series Z I, 8.38%(b)		120,000	210,000

Total Preferred Stocks – 0.0%			393,700

Trust Preferreds
Commercial Banks – 0.1%
Citigroup Capital XIII,
7.88%, 10/30/40(b)(m)		149,440	4,119,524

Total Preferred Securities – 1.0%			36,381,009

US Government Sponsored Agency Securities	Par (000)
Agency Obligations – 1.2%
Fannie Mae:
1.75%, 5/07/13(f)		3,450	3,468,909
1.96%, 10/09/19(f)(k)		13,295	11,647,178
6.63%, 11/15/30(f)		1,450	2,208,356
Freddie Mac:
2.50%, 4/23/14(f)		6,100	6,283,768
4.38%, 7/17/15(f)		7,950	8,755,979
4.88%, 6/13/18(f)		4,300	5,190,814
3.75%, 3/27/19(n)		3,650	4,219,101

			41,774,105

Collateralized Mortgage Obligations – 0.9%
Fannie Mae Mortgage-Backed Securities:
Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)		4,333	5,373,399
Series 2003-W5, Class A, 0.43%, 4/25/33(b)		8	8,099
Series 2005-48, Class AR, 5.50%, 2/25/35		33	36,477
Freddie Mac Mortgage-Backed Securities:
Series 2825, Class VP, 5.50%, 6/15/15		642	665,226
Series K013, Class A2, 3.97%, 1/25/21(b)		4,060	4,650,702
Series K017, Class A2, 2.87%, 12/25/21		14,020	14,868,224
Ginnie Mae Mortgage-Backed Securities, Series 2009-63, Class AC,
4.18%, 1/16/38		4,350	4,570,584

			30,172,711

Commercial Mortgage-Backed Securities – 0.2%
Freddie Mac Mortgage-Backed Securities(a)(b):
Series K706, Class C, 4.02%, 11/25/44		1,520	1,488,050
Series 2012-K23, Class B, 3.66%, 10/25/45		6,240	6,087,120

			7,575,170

14	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations – 0.5%
Fannie Mae Mortgage-Backed Securities(b):
Series 2011-123, Class CS, 6.40%, 10/25/41	USD	20,342	$2,875,182
Series 2012-94, Class IK, 4.00%, 9/25/42		20,568	2,752,745
Freddie Mac Mortgage-Backed Securities(b):
Series K707, Class X1, 1.56%, 12/25/18		22,986	1,817,632
Series K710, Class X1, 1.78%, 5/25/19		17,085	1,629,308
Series K009, Class X1, 1.51%, 8/25/20		43,941	3,628,567
Series K019, Class X1, 1.75%, 3/25/22		10,270	1,282,631
Series K023, Class X1, 1.32%, 8/25/22		28,160	2,781,901
Ginne Mae Mortgage-Backed Securities, Series 2012-120,
1.01%, 2/16/53(b)		24,050	2,017,378

			18,785,344

Mortgage-Backed Securities – 89.8%
Fannie Mae Mortgage-Backed Securities:
2.24%, 10/01/42(b)		7,305	7,591,855
2.50%, 4/01/27 – 1/15/28(f)(o)		147,126	154,163,638
3.00%, 3/01/41(b)		3,229	3,378,503
3.00%, 9/01/27 – 1/15/43(b)(f)(o)		252,373	264,880,672
3.14%, 3/01/41(b)		3,982	4,165,794
3.29%, 12/01/40(b)		6,343	6,723,601
3.50%, 7/01/26 – 2/15/43(f)(o)		469,697	500,876,776
4.00%, 2/01/25 – 2/15/43(f)(o)		586,955	630,462,718
4.50%, 2/01/25 – 2/15/43(f)(o)		436,582	472,084,568
5.00%, 8/01/38(b)		4,843	4,745,455
5.00%, 9/01/33 – 2/15/43(b)(f)(o)		281,056	305,549,194
5.50%, 12/01/32 – 2/15/43(f)(o)		72,001	78,645,418
5.53%, 10/01/38(b)		37	40,355
6.00%, 2/01/34 – 1/15/43(f)(o)		51,876	57,196,160
6.50%, 5/01/40 – 2/15/43(f)(o)		32,093	35,978,859
Freddie Mac Mortgage-Backed Securities:
2.31%, 10/01/36(b)		53	56,569
2.66%, 2/01/37(b)		148	158,465
2.92%, 6/01/42(b)		6,612	6,957,584
3.00%, 1/15/28(o)		12,400	13,020,000
3.02%, 2/01/41(b)		5,166	5,415,516
3.50%, 1/15/28 – 1/15/43(f)(o)		35,457	37,666,268
4.00%, 1/15/28 – 1/15/43(o)		57,400	61,156,562
4.50%, 10/01/41 – 1/15/43(f)(o)		66,016	70,838,147
5.00%, 10/01/36 – 5/01/39(f)		40,197	43,354,508
5.50%, 4/01/38 – 1/01/40(f)		25,552	27,600,406
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34(b)		1,344	1,406,611
3.50%, 9/20/42 – 1/15/43(f)(o)		26,807	29,154,197
4.00%, 10/15/40 – 1/15/43(f)(o)		140,439	153,481,964
4.50%, 5/20/40 – 2/15/42(f)		87,086	96,092,595
5.00%, 10/20/39 – 1/15/43(f)(o)		45,111	49,530,823

			3,122,373,781

Total US Government Sponsored Agency Securities – 92.6%			3,220,681,111

US Treasury Obligations
US Treasury Bonds,
2.75%, 11/15/42(f)		132,430	127,588,480
US Treasury Inflation Indexed Bonds:
0.13%, 4/15/17		23,291	24,941,906
2.13%, 2/15/41(f)		6,945	10,255,429
0.75%, 2/15/42		12,018	13,162,783
US Treasury Notes(f):
0.25%, 12/15/15		226,185	225,513,457
1.00%, 11/30/19		47,279	46,821,258
1.63%, 8/15/22		19,035	18,910,092
1.63%, 11/15/22		53,628	53,041,516

Total US Treasury Obligations – 14.9%			520,234,921

Total Long-Term Investments (Cost – $6,527,894,795) – 191.7%			6,668,758,869

Short-Term Securities	Shares
Money Market Funds – 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(l)(p)		10,933,237	10,933,237

	Par (000)
Borrowed Bond Agreements – 8.3%
Barclays Bank Plc, NY:
(0.10)%, open	EUR	5,793	7,646,190
(0.08)%, open		61,556	81,250,000
0.05%, open		827	1,092,032

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	15

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (concluded)
BNP Paribas Securities Corp.:
0.18%, open	USD	1,096	$1,096,250
0.20%, open		17,939	17,938,638
Citigroup Global Markets Ltd.:
(0.10)%, open	EUR	59,609	78,680,287
(0.05)%, open	USD	2,771	2,771,250
(0.03)%, open	EUR	16,241	21,437,321
(0.02)%, open		8,026	10,594,173
0.00%, open		8,180	10,797,329
Credit Suisse Securities (USA) LLC,
0.20%, open	USD	25,157	25,157,200
Deutsche Bank Securities Inc.,
(0.05)%, open		18,572	18,571,875
UBS AG,
(0.05)%, open	EUR	7,302	9,638,281
			286,670,826

Total Short-Term Securities (Cost – $290,440,111) – 8.6%			297,604,063

Options Purchased (Cost – $18,418,277) – 0.7%			24,652,878

Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost – $6,836,753,183*) – 201.0%			6,991,015,810

Borrowed Bonds
ArcelorMittal, 7.50%, 10/15/39	USD	3,000	(2,820,000)
Belgium Government Bond:
3.25%, 9/28/16	EUR	1,955	(2,843,560)
5.50%, 9/28/17		1,640	(2,639,550)
4.25%, 9/28/21		3,365	(5,304,644)
Bundesrepublik Deutschland,
2.00%, 1/04/22		14,900	(21,017,916)
France Government Bond OAT:
3.75%, 4/25/17		7,320	(10,976,077)
4.25%, 10/25/17		6,085	(9,380,457)
4.00%, 4/25/18		4,960	(7,626,222)
France Telecom SA,
4.13%, 9/14/21	USD	2,500	(2,754,857)
French Treasury Note BTAN,
1.00%, 7/25/17	EUR	117,030	(157,022,042)
Morgan Stanley,
4.88%, 11/01/22	USD	15,000	(15,530,910)
Spain Government Bond:
3.40%, 4/30/14	EUR	805	(1,070,147)
4.10%, 7/30/18		2,330	(3,034,520)

Borrowed Bonds
Treasury Inflation Protected Security:
0.13%, 4/15/17	USD	23,505	(25,170,931)
0.13%, 7/15/22		16,441	(17,847,774)
US Treasury Bonds,
3.13%, 11/15/41		1,000	(1,046,719)

Total Borrowed Bonds (Proceeds – $277,771,681) – (8.2)%			(286,086,326)

TBA Sale Commitments(o)
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/15/28 – 2/15/28	134,000	(140,011,094)
3.00%, 1/15/28 – 1/15/43	153,600	(160,986,875)
3.50%, 1/15/28 – 2/15/43	371,000	(395,218,255)
4.00%, 1/15/28 – 2/15/43	410,000	(439,377,609)
4.50%, 1/15/28 – 2/15/43	377,900	(408,161,053)
5.00%, 1/15/43	252,100	(273,075,703)
5.50%, 1/15/43	19,800	(21,510,843)
6.00%, 1/15/43	500	(546,094)
6.50%, 1/15/43	11,200	(12,468,750)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 1/15/43	100	(108,648)
4.00%, 1/15/43	141,500	(154,769,304)
4.50%, 1/15/43	12,800	(14,014,001)

Total TBA Sale Commitments (Proceeds – $2,018,505,031) – (58.1)%		(2,020,248,229)

Options Written
(Premiums Received – $20,170,890) – (0.8)%		(27,133,075)
Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Options Written – 133.9%		4,657,548,180
Liabilities in Excess of Other Assets – (33.9)%		(1,179,728,956)

Net Assets – 100.0%		$3,477,819,224

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,845,286,134

Gross unrealized appreciation	$167,795,545
Gross unrealized depreciation	(22,065,869)

Net unrealized appreciation	$145,729,676

16	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase & Co	$12,132,431	$19
Citigroup Inc	$16,285,400	–

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Non-income producing security.

(f)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	All or a portion of security has been pledged as collateral in connection with swaps.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(k)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(l)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2012	Par/Shares Purchased		Par/Shares Sold	Par/Shares Held at December 31, 2012	Value at December 31, 2012	Income
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.12%, 12/25/35	$8,543	–		$(4,055)	$4,488	$4,488	$95
BlackRock Liquidity Funds, TempFund, Institutional Class.	9,146,877	$1,786,360	[1]	–	10,933,237	$10,933,237	$5,647
iShares JPMorgan USD Emerging Markets Bond Fund	114,500	–		–	114,500	$14,060,600	–

[1]	Represents the net shares purchased.

(m)	Convertible security.

(n)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(o)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	$5,343,640	$6,468
Barclays Plc	$(73,453,280)	$(130,155)
BNP Paribas SA	$91,922	$578
Citigroup, Inc	$(108,484,159)	$(168,733)
Credit Suisse Group AG	$33,393,651	$110,886
Deutsche Bank AG	$(84,241,169)	$112,198
Goldman Sachs Group, Inc.	$59,473,759	$(221,375)
JPMorgan Chase & Co.	$29,439,084	$(38,482)
Morgan Stanley	$14,136,539	$(148,000)
Nomura Trust and Banking Co., Ltd.	$(66,837,532)	$(17,828)
Royal Bank of Scotland Group Plc	$2,389,406	$4,109
UBS AG	$(28,804,668)	$(27,980)
Wells Fargo & Co	$6,929,863	$5,332

(p)	Represents the current yield as of report date.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	17

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar
	CAD	Canadian Dollar
	CHF	Swiss Franc
	CNY	Chinese Renminbi
	ETF	Exchange-Traded Fund
	EUR	Euro
	GBP	British Pound
	HUF	Hungarian Forint
	JPY	Japanese Yen
	LIBOR	London Interbank Offered Rate
	MXN	Mexican New Peso
	RB	Revenue Bonds
	S&P	Standard and Poor’s
	SPDR	Standard and Poor’s Depositary Receipts
	TBA	To Be Announced
	TRX	Turkish Lira/USD
	USD	US Dollar

•	For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

18	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Reverse repurchase agreements outstanding as of December 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	(0.25)%	7/02/12	Open	$855,750	$854,663
Credit Suisse Securities (USA) LLC	0.21%	7/24/12	Open	9,232,072	9,240,743
Deutsche Bank Securities, Inc.	0.23%	7/25/12	Open	18,754,750	18,773,922
UBS Securities LLC	0.10%	10/02/12	Open	1,192,140	1,192,438
Deutsche Bank Securities, Inc.	0.28%	10/10/12	Open	19,156,569	19,168,935
Credit Suisse Securities (USA) LLC	0.32%	10/18/12	Open	43,739,002	43,768,162
Credit Suisse Securities (USA) LLC	0.23%	10/23/12	Open	125,535,927	125,592,069
Deutsche Bank Securities, Inc.	(0.63)%	10/24/12	Open	3,888,987	3,884,329
BNP Paribas Securities Corp.	0.22%	11/19/12	Open	10,429,594	10,432,334
HSBC Securities (USA), Inc.	0.38%	12/11/12	1/14/13	617,475,387	617,606,200
Deutsche Bank Securities, Inc.	0.23%	12/12/12	Open	19,153,969	19,156,416
Morgan Stanley & Co. LLC	0.38%	12/13/12	1/14/13	27,618,756	27,624,295
Citigroup Global Markets, Inc.	0.00%	12/18/12	Open	4,807,000	4,807,000
HSBC Securities (USA), Inc.	0.38%	12/18/12	1/14/13	71,260,052	71,270,583
Credit Suisse Securities (USA) LLC	0.37%	12/19/12	Open	39,926,731	39,932,066
Credit Suisse Securities (USA) LLC	0.37%	12/27/12	Open	30,343,075	30,344,322
Credit Suisse Securities (USA) LLC	(0.13)%	12/31/12	1/02/13	46,924,705	46,924,536
Credit Suisse Securities (USA) LLC	(0.16)%	12/31/12	1/02/13	53,359,960	53,359,722
Deutsche Bank Securities, Inc.	0.20%	12/31/12	1/02/13	225,619,538	225,620,792
Morgan Stanley & Co. LLC	0.22%	12/31/12	1/02/13	97,875,000	97,875,598

Total				$1,467,148,964	$1,467,429,125

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of December 31, 2012 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
38	CAC 40 Index	Euronext Paris	January 2013	USD	1,826,759	$(2,608)
1,563	2-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	344,592,656	(57,675)
769	30-Year US Treasury Bond	Chicago Board of Trade	March 2013	USD	113,427,500	246,016
908	5-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	112,967,969	(55,353)
7	DAX 30 Index	Eurex Deutschland	March 2013	USD	1,759,808	(1,405)
457	VSTOXX Mini 50 Index	Eurex Deutschland	March 2013	USD	1,342,159	92,292
1,075	90-Day Euro-Dollar	Chicago Mercantile	March 2016	USD	266,035,625	(83,768)
(457)	VSTOXX Mini 50 Index	Eurex Deutschland	January 2013	USD	1,293,901	(167,091)
(1,427)	10-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	189,478,844	(736,120)
(457)	Euro BOBL	Eurex Deutschland	March 2013	USD	77,103,262	(510,692)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	19

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Financial futures contracts as of December 31, 2012 were as follows (concluded):

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(403)	Euro Bund	Eurex Deutschland	March 2013	USD	77,471,766	$(234,779)
(35)	Euro-Schatz	Eurex Deutschland	March 2013	USD	5,121,310	(5,364)
(159)	Long Gilt Bond	London Financial Futures	March 2013	USD	30,715,554	(63,065)
(361)	Ultra Long US Treasury Bond	Chicago Board of Trade	March 2013	USD	58,696,344	678,956
(175)	90-Day Euro-Dollar	Chicago Mercantile	June 2016	USD	43,246,875	41,211
(1,427)	90-Day Euro-Dollar	Chicago Mercantile	September 2016	USD	352,112,250	343,009
(175)	90-Day Euro-Dollar	Chicago Mercantile	December 2016	USD	43,111,250	43,809

Total						$(472,627)

•	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,520,166	GBP	9,656,000	BNP Paribas SA	1/16/13	$(164,973)
GBP	19,908,000	USD	31,600,645	Citigroup, Inc.	1/16/13	737,771
USD	2,131,637	GBP	1,327,000	Citigroup, Inc.	1/16/13	(23,933)
USD	1,739,455	GBP	1,076,000	Citigroup, Inc.	1/16/13	(8,392)
GBP	19,510,000	USD	31,414,982	Deutsche Bank AG	1/16/13	276,926
USD	4,360,145	CHF	4,057,943	Deutsche Bank AG	1/16/13	(77,552)
USD	26,291,342	GBP	16,405,000	Deutsche Bank AG	1/16/13	(356,826)
USD	5,140,621	GBP	3,241,000	Deutsche Bank AG	1/16/13	(124,036)
USD	3,514,319	GBP	2,213,730	Deutsche Bank AG	1/16/13	(81,649)
USD	3,625,444	GBP	2,268,703	Deutsche Bank AG	1/16/13	(59,821)
USD	4,099,181	GBP	2,559,737	Deutsche Bank AG	1/16/13	(58,838)
USD	1,004,372	GBP	632,293	Deutsche Bank AG	1/16/13	(22,720)
USD	507,295	GBP	318,636	Deutsche Bank AG	1/16/13	(10,295)
USD	342,417	GBP	212,695	Deutsche Bank AG	1/16/13	(3,084)
USD	154,977	GBP	96,805	Deutsche Bank AG	1/16/13	(2,273)
USD	67,243,187	GBP	41,952,500	Goldman Sachs Group, Inc.	1/16/13	(904,162)
USD	2,915,099	GBP	1,828,000	Goldman Sachs Group, Inc.	1/16/13	(54,292)
USD	2,950,400	GBP	1,844,000	Goldman Sachs Group, Inc.	1/16/13	(44,981)
GBP	1,203,000	USD	1,934,235	Royal Bank of Scotland Group Plc	1/16/13	19,910
GBP	5,399,000	USD	8,676,495	Royal Bank of Scotland Group Plc	1/16/13	93,603
USD	1,593,559	GBP	1,000,000	Royal Bank of Scotland Group Plc	1/16/13	(30,834)
USD	948,755	GBP	589,000	UBS AG	1/16/13	(8,012)
EUR	9,135,000	USD	11,853,348	BNP Paribas SA	1/23/13	206,458
USD	27,260,715	EUR	21,427,000	Citigroup, Inc.	1/23/13	(1,026,691)
USD	90,663,460	EUR	69,358,000	Citigroup, Inc.	1/23/13	(901,291)
USD	14,657,682	EUR	11,300,000	Citigroup, Inc.	1/23/13	(260,304)
USD	6,430,641	EUR	5,039,000	Citigroup, Inc.	1/23/13	(221,725)
USD	13,153,236	EUR	10,129,000	Citigroup, Inc.	1/23/13	(218,825)
USD	5,432,553	EUR	4,187,000	Deutsche Bank AG	1/23/13	(95,023)
USD	3,105,134	EUR	2,374,284	Deutsche Bank AG	1/23/13	(29,338)
EUR	32,132,000	USD	41,672,248	Royal Bank of Scotland Group Plc	1/23/13	747,640
USD	12,069,507	EUR	9,308,000	Royal Bank of Scotland Group Plc	1/23/13	(218,689)
EUR	23,346,000	USD	29,933,004	UBS AG	1/23/13	887,820
USD	338,571,257	EUR	257,776,400	UBS AG	1/23/13	(1,738,900)
USD	12,979,704	EUR	9,970,000	UBS AG	1/23/13	(182,449)

20	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Foreign currency exchange contracts as of December 31, 2012 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,418,696	EUR	8,738,000	UBS AG	1/23/13	$(117,000)
USD	2,994,390	EUR	2,308,000	UBS AG	1/23/13	(52,576)
USD	5,208,484	EUR	3,957,000	UBS AG	1/23/13	(15,451)
CAD	2,750,053	AUD	2,665,000	Barclays Plc	2/04/13	1,989
USD	2,304,860	AUD	2,220,000	Deutsche Bank AG	2/04/13	4,963
GBP	1,153,235	AUD	1,780,000	JPMorgan Chase & Co.	2/04/13	29,150
MXN	15,109,668	AUD	1,120,000	Citigroup, Inc.	2/05/13	5,305
CAD	3,527,405	MXN	45,790,980	BNP Paribas SA	2/20/13	15,546
AUD	3,345,000	CAD	3,472,849	Citigroup, Inc.	2/20/13	(26,581)
CAD	8,768,109	EUR	6,860,000	Citigroup, Inc.	2/20/13	(252,588)
MXN	220,340,961	USD	17,200,000	Citigroup, Inc.	2/20/13	(227,914)
USD	8,640,720	EUR	6,600,000	Citigroup, Inc.	2/20/13	(74,576)
USD	5,960,000	EUR	4,552,659	Citigroup, Inc.	2/20/13	(51,784)
CAD	25,753,114	AUD	24,800,000	Deutsche Bank AG	2/20/13	202,327
JPY	2,845,115,100	USD	34,110,000	Deutsche Bank AG	2/20/13	(1,257,988)
USD	21,710,492	EUR	16,488,000	Deutsche Bank AG	2/20/13	(61,902)
USD	24,567,553	EUR	18,570,000	Deutsche Bank AG	2/20/13	45,880
USD	8,740,000	JPY	724,187,660	Deutsche Bank AG	2/20/13	377,940
USD	5,950,105	JPY	495,030,885	Royal Bank of Scotland Group Plc	2/20/13	234,076
USD	8,720,000	JPY	733,406,936	Royal Bank of Scotland Group Plc	2/20/13	251,487
USD	11,470,000	JPY	944,021,145	Royal Bank of Scotland Group Plc	2/20/13	569,564
MXN	45,717,749	AUD	3,395,000	UBS AG	2/20/13	8,447
MXN	114,126,045	AUD	8,475,000	UBS AG	2/20/13	21,087
MXN	114,467,332	EUR	6,860,000	UBS AG	2/20/13	(241,611)
USD	8,800,000	JPY	725,348,800	UBS AG	2/20/13	424,533
USD	8,800,000	JPY	724,350,000	UBS AG	2/20/13	436,066
USD	35,080,000	JPY	2,927,226,044	UBS AG	2/20/13	1,279,868
CNY	51,320,000	USD	8,102,305	HSBC Holdings Plc	6/07/13	24,639
CNY	51,320,000	USD	8,097,830	Standard Chartered Plc	6/07/13	29,114
USD	7,973,897	CNY	51,320,000	Standard Chartered Plc	6/07/13	(153,047)
USD	7,987,549	CNY	51,320,000	Standard Chartered Plc	6/07/13	(139,395)
USD	8,273,320	CNY	53,305,000	Credit Suisse Group AG	8/19/13	(160,995)
CNY	53,305,000	USD	8,393,166	Standard Chartered Plc	8/19/13	41,149

Total						$(2,790,058)

•	Exchange-traded options purchased as of December 31, 2012 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SPDR S&P 500 ETF Trust	Call	USD	145.00	1/19/13	734	$71,198
SPDR Gold Trust	Call	USD	165.00	2/16/13	2,500	435,000
Euro-Dollar 2-Year Mid-Curve Options	Put	USD	99.25	9/13/13	992	440,200

Total						$946,398

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	21

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Over-the-counter options purchased as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
USD Currency	Barclays Plc	Call	USD	84.00	4/03/13	–	JPY	138,670	$5,112,763
USD Currency	Citigroup, Inc.	Call	USD	81.50	4/03/13	–	JPY	70,135	4,261,753
DAX 30 Index	Merrill Lynch International	Put	EUR	7,600.00	1/18/13	79		–	49,953
CAC 40 Index	Societe Generale	Put	EUR	3,600.00	1/18/13	102		–	51,568

Total									$9,476,037

•	Over-the-counter interest rate swaptions purchased as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.50%	Receive	3-month LIBOR	2/15/13	USD	19,100	$9,698
7-Year Interest Rate Swap	Citigroup, Inc.	Put	1.50%	Pay	3-month LIBOR	2/15/13		47,700	96,372
7-Year Interest Rate Swap	Credit Suisse Group AG	Put	1.50%	Pay	3-month LIBOR	2/15/13		28,400	58,108
20-Year Interest Rate Swap	Citigroup, Inc.	Put	1.88%	Pay	3-month LIBOR	11/18/13	JPY	2,722,145	816,652
30-Year Interest Rate Swap	Citigroup, Inc.	Put	1.20%	Pay	3-month LIBOR	11/20/14	USD	658,600	5,093,053
3-Year Interest Rate Swap	Citigroup, Inc.	Put	1.20%	Pay	3-month LIBOR	11/28/14		445,400	3,547,312
3-Year Interest Rate Swap	Citigroup, Inc.	Put	1.20%	Pay	3-month LIBOR	12/15/14		554,200	4,609,248

Total									$14,230,443

•	Exchange-traded options written as of December 31, 2012 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SPDR Gold Trust	Call	USD	175.00	2/16/13	2,500	$(68,750)

•	Over-the-counter options written as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount (000)		Market Value
USD Currency	Barclays Plc	Call	81.50	4/03/13	JPY	70,135	$(4,262,314)
USD Currency	Barclays Plc	Call	88.00	4/03/13	JPY	94,380	(1,203,062)
USD Currency	HSBC Holdings Plc	Call	84.00	4/03/13	JPY	44,290	(1,632,707)

Total							$(7,098,083)

22	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Over-the-counter credit default swaptions written as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Rating[2]	Expiration Date	Notional Amount (000)		Market Value
Bought Protection on 5-Year Credit Default Swap	JPMorgan Chase & Co.	Call	USD	80.00	Pay	Dow Jones CDX North America Series 19, Version 1	BBB+	1/16/13	USD	30,875	$(5,584)
Bought Protection on 5-Year Credit Default Swap	JPMorgan Chase & Co.	Call	USD	85.00	Pay	Dow Jones CDX North America Series 19, Version 1	BBB+	1/16/13	USD	27,355	(6,468)
Bought Protection on 5-Year Credit Default Swap	JPMorgan Chase & Co.	Call	USD	90.00	Pay	Dow Jones CDX North America Series 19, Version 1	BBB+	1/16/13	USD	24,405	(15,406)
Sold Protection on 5-Year Credit Default Swap	JPMorgan Chase & Co.	Put	USD	90.00	Receive	Dow Jones CDX North America Series 19, Version 1	BBB+	1/16/13	USD	24,405	(88,298)
Sold Protection on 5-Year Credit Default Swap	JPMorgan Chase & Co.	Put	USD	95.00	Receive	Dow Jones CDX North America Series 19, Version 1	BBB+	1/16/13	USD	21,910	(46,854)
Sold Protection on 5-Year Credit Default Swap	JPMorgan Chase & Co.	Put	USD	100.00	Receive	Dow Jones CDX North America Series 19, Version 1	BBB+	1/16/13	USD	19,760	(24,284)
Sold Protection on 5-Year Credit Default Swap	JPMorgan Chase & Co.	Put	USD	105.00	Receive	Dow Jones CDX North America Series 19, Version 1	BBB+	1/16/13	USD	17,930	(12,955)
Sold Protection on 5-Year Credit Default Swap	JPMorgan Chase & Co.	Put	USD	105.00	Receive	Dow Jones CDX North America Series 19, Version 1	BBB+	1/16/13	USD	11,450	(8,273)
Sold Protection on 5-Year Credit Default Swap	JPMorgan Chase & Co.	Put	USD	110.00	Receive	Dow Jones CDX North America Series 19, Version 1	BBB+	1/16/13	USD	16,330	(6,932)
Sold Protection on 5-Year Credit Default Swap	JPMorgan Chase & Co.	Put	USD	110.00	Receive	Dow Jones CDX North America Series 19, Version 1	BBB+	1/16/13	USD	11,450	(4,860)

Total											$(219,914)

[2]	Using Standard & Poor’s (“S&P”) rating of the underlying securities.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	23

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Over-the-counter interest rate swaptions written as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
30-Year Interest Rate Swap	Citigroup, Inc.	Put	2.90%	Receive	3-month LIBOR	2/15/13	USD 17,900	$(224,752)
30-Year Interest Rate Swap	Credit Suisse Group AG	Put	2.90%	Receive	3-month LIBOR	2/15/13	USD 10,600	(133,264)
5-Year Interest Rate Swap	Royal Bank of Scotland Plc	Call	3.90%	Pay	3-month LIBOR	6/09/14	USD 30,000	(3,638,693)
5-Year Interest Rate Swap	Royal Bank of Scotland Plc	Put	3.90%	Receive	3-month LIBOR	6/09/14	USD 30,000	(28,581)
30-Year Interest Rate Swap	Citigroup, Inc.	Put	2.90%	Receive	3-month LIBOR	11/20/14	USD 94,100	(9,367,526)
30-Year Interest Rate Swap	Citigroup, Inc.	Put	2.90%	Receive	3-month LIBOR	11/28/14	USD 63,300	(6,353,512)

Total								$(19,746,328)

•	Credit default swaps - buy protection outstanding as of December 31, 2012 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Spain Government Bond	1.00%	JPMorgan Chase & Co.	6/20/14	USD	6,720	$(62,364)
iTraxx - Europe Sub Financial Index Series 9	5.00%	JPMorgan Chase & Co.	6/20/15	EUR	5,915	(630,475)
Portugal Government Bond	1.00%	JPMorgan Chase & Co.	6/20/15	USD	12,800	(206,140)
iTraxx - Europe Sub Financial Index Series 18, Version 1	1.00%	JPMorgan Chase & Co.	12/20/15	EUR	53,486	22,120
iTraxx - Europe Sub Financial Index Series 18, Version 1	1.00%	JPMorgan Chase & Co.	12/20/15	EUR	55,200	22,828
Portugal Government Bond	1.00%	Barclays Plc	12/20/15	USD	1,200	(24,490)
Portugal Government Bond	1.00%	Deutsche Bank AG	12/20/15	USD	1,350	(27,551)
The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	3,100	(42,418)
Ireland Government Bond	1.00%	Citigroup, Inc.	12/20/16	USD	4,000	(594,696)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	(24,084)
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Group, Inc.	12/20/16	USD	5,750	(111,874)
Ireland Government Bond	1.00%	Citigroup, Inc.	3/20/17	USD	2,000	(241,794)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase & Co.	3/20/17	EUR	3,800	38,443
Ireland Government Bond	1.00%	Goldman Sachs Group, Inc.	3/20/17	USD	11,000	(1,607,483)
Banco de Sabadell SA	5.00%	BNP Paribas SA	6/20/17	EUR	720	(57,149)
Caixa Bank SA	3.00%	BNP Paribas SA	6/20/17	EUR	540	(9,146)
Caja De Ahorrog Y Pension	3.00%	BNP Paribas SA	6/20/17	EUR	720	(10,329)

24	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps - buy protection outstanding as of December 31, 2012 (continued):

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Portugal Government Bond	1.00%	Citigroup, Inc.	6/20/17	USD	6,000	$(1,076,107)
Dow Jones CDX North America Investment Grade Index Series 18, Version 1	1.00%	Credit Suisse Group AG	6/20/17	USD	103,800	(635,871)
Spain Government Bond	1.00%	Barclays Plc	9/20/17	USD	1,400	(135,539)
Spain Government Bond	1.00%	Barclays Plc	9/20/17	USD	985	(101,273)
Barclays Plc	1.00%	BNP Paribas SA	9/20/17	EUR	2,000	(86,014)
Peugeot SA	5.00%	BNP Paribas SA	9/20/17	EUR	5,950	(402,756)
Spain Government Bond	1.00%	BNP Paribas SA	9/20/17	USD	130	(11,145)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Citigroup, Inc.	9/20/17	EUR	2,230	(148,825)
Société Générale SA	3.00%	Deutsche Bank AG	9/20/17	EUR	1,200	(85,540)
Société Générale SA	3.00%	JPMorgan Chase & Co.	9/20/17	EUR	1,200	(89,428)
Clariant AG	1.00%	BNP Paribas SA	12/20/17	EUR	1,300	(42,655)
Cie De Saint-Gobain	1.00%	Goldman Sachs Group, Inc.	12/20/17	EUR	750	(354)
Barclays Plc	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	2,290	(48,016)
Barclays Plc	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	2,290	(48,016)
Cie De Saint-Gobain	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	555	(5,227)
Clariant AG	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	3,540	(69,977)
Diageo Plc	1.00%	Deutsche Bank AG	12/20/17	EUR	3,650	(922)
Dow Jones CDX North America High Yield Index Series 19, Version 1	5.00%	Credit Suisse Group AG	12/20/17	USD	17,540	15,067
Dow Jones CDX North America Investment Grade, Series 19, Version 1	1.00%	Credit Suisse Group AG	12/20/17	USD	11,990	18,602
Dow Jones CDX North America Investment Grade, Series 19, Version 1	1.00%	Credit Suisse Group AG	12/20/17	USD	13,310	36,747
Dow Jones CDX North America Investment Grade, Series 19, Version 1	1.00%	Credit Suisse Group AG	12/20/17	USD	14,815	63,668
Dow Jones CDX North America Investment Grade, Series 19, Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	USD	7,365	28,471
Dow Jones CDX North America Investment Grade, Series 19, Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	USD	5,955	4,657
Dow Jones CDX North America Investment Grade, Series 19, Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	USD	6,635	14,233

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	25

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps - buy protection outstanding as of December 31, 2012 (continued):

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade, Series 19, Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	USD	10,980	$40,908
Dow Jones CDX North America Investment Grade, Series 19, Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	USD	32,000	57,918
Dow Jones CDX North America Investment Grade, Series 19, Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	USD	4,845	(6,245)
Henkel AG & Co. KGaA	1.00%	Credit Suisse Group AG	12/20/17	EUR	1,950	(11,606)
iTRAXX - Crossover Index Series 18, Version 1	5.00%	Barclays Plc	12/20/17	EUR	3,700	(125,847)
iTRAXX-Crossover Index Series 18, Version 1	5.00%	Citigroup, Inc.	12/20/17	EUR	920	(21,384)
iTRAXX - Crossover Index Series 18, Version 1	5.00%	Citigroup, Inc.	12/20/17	EUR	800	(33,934)
iTRAXX-Crossover Index Series 18, Version 1	5.00%	JPMorgan Chase & Co.	12/20/17	EUR	750	2,785
iTRAXX - Crossover Index Series 18, Version 1	5.00%	JPMorgan Chase & Co.	12/20/17	EUR	7,450	(235,098)
iTRAXX - Crossover Index Series 18, Version 1	5.00%	JPMorgan Chase & Co.	12/20/17	EUR	3,700	(124,922)
iTRAXX - Crossover Index Series 18, Version 1	5.00%	JPMorgan Chase & Co.	12/20/17	EUR	3,750	(87,837)
iTRAXX - Crossover Index Series 18, Version 1	5.00%	JPMorgan Chase & Co.	12/20/17	EUR	3,750	(109,017)
iTraxx - Europe Financial Index Series 18, Version 1	1.00%	UBS AG	12/20/17	EUR	4,700	(68,485)
iTraxx - Europe Sub Financial Index Series 18, Version 1	1.00%	Citigroup, Inc.	12/20/17	EUR	1,240	(8,757)
Lafarge SA	1.00%	Barclays Plc	12/20/17	EUR	750	(27,217)
Lafarge SA	1.00%	Credit Suisse Group AG	12/20/17	EUR	750	(27,598)
Société Générale SA	3.00%	Barclays Plc	12/20/17	EUR	2,280	(50,384)
Société Générale SA	3.00%	Citigroup, Inc.	12/20/17	EUR	750	(26,611)
Société Générale SA	3.00%	Deutsche Bank AG	12/20/17	EUR	800	(27,901)
Société Générale SA	3.00%	JPMorgan Chase & Co.	12/20/17	EUR	780	(19,042)
Société Générale SA	3.00%	UBS AG	12/20/17	EUR	970	(20,179)
Telekom Austria AG	1.00%	Deutsche Bank AG	12/20/17	EUR	4,380	99,977
Telenor ASA	1.00%	Barclays Plc	12/20/17	EUR	3,660	(23,859)
UPM-Kymmene Oyj	5.00%	JPMorgan Chase & Co.	12/20/17	EUR	1,770	(67,957)
Wolters Kluwer NV	1.00%	Citigroup, Inc.	12/20/17	EUR	3,470	848

26	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps - buy protection outstanding as of December 31, 2012 (concluded):

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Spain Government Bond	1.00%	Citigroup, Inc.	3/20/18	USD	3,000	$358

Total						$(7,293,908)

•	Credit default swaps - sold protection outstanding as of December 31, 2012 were as follows:

Index/Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]		Unrealized Appreciation (Depreciation)
iTraxx - Europe Sub Financial Index Series 9	5.00%	JPMorgan Chase & Co.	6/20/13	BBB+	EUR	3,020	$263,566
iTraxx - Europe Sub Financial Index Series 9	5.00%	Morgan Stanley	6/20/13	BBB+	EUR	1,185	198,578
ARAMARK Corp.	5.00%	JPMorgan Chase & Co.	6/20/16	B	USD	1,850	147,008
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas SA	9/20/16	B-	EUR	2,000	(173,831)
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase & Co.	9/20/16	B-	EUR	2,200	(314,386)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	B-	EUR	750	(71,563)
Italy Government Bond	1.00%	Citigroup, Inc.	12/20/16	NR	USD	4,000	275,620
Energy Transfer Partners LP	1.00%	Credit Suisse Group AG	3/20/17	BBB-	USD	5,000	246,563
Anadarko Petroleum Corp.	1.00%	Credit Suisse Group AG	6/20/17	BBB-	USD	11,580	351,623
Anadarko Petroleum Corp.	1.00%	Morgan Stanley	6/20/17	BBB-	USD	3,700	129,823
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB-	USD	2,931	100,474
Dow Jones CDX North America Investment Grade Index Series 18, Version 1	1.00%	Citigroup, Inc.	6/20/17	A-	USD	103,800	542,198
Sunrise Communications Holdings S.A.	5.00%	Citigroup, Inc.	6/20/17	B-	EUR	1,160	171,229
Anadarko Petroleum Corp.	1.00%	Citigroup, Inc.	9/20/17	BBB-	USD	5,000	14,425
Ardagh Packaging Finance Plc	5.00%	Barclays Plc	9/20/17	CCC+	EUR	370	37,550
Ardagh Packaging Finance Plc	5.00%	Credit Suisse Group AG	9/20/17	CCC+	EUR	550	57,336
BNP Paribas SA	1.00%	Citigroup, Inc.	9/20/17	A+	EUR	1,200	68,825
BNP Paribas SA	1.00%	Deutsche Bank AG	9/20/17	A+	EUR	1,200	59,644

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	27

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps - sold protection outstanding as of December 31, 2012 (continued):

Index/Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]		Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	1.00%	BNP Paribas SA	9/20/17	A	EUR	2,000	$116,494
Repsol YPF SA	1.00%	Barclays Plc	9/20/17	BBB-	EUR	750	115,063
Credit Suisse Group AG	1.00%	JPMorgan Chase & Co.	12/20/17	A	EUR	2,290	50,065
Deutsche Bank AG	1.00%	JPMorgan Chase & Co.	12/20/17	A+	EUR	2,290	83,288
Deutsche Telekom AG	1.00%	Citigroup, Inc.	12/20/17	BBB+	EUR	550	(2,114)
Deutsche Telekom AG	1.00%	Deutsche Bank AG	12/20/17	BBB+	EUR	1,500	(3,663)
Dow Jones CDX North America High Yield Index Series 19, Version 1	5.00%	Credit Suisse Group AG	12/20/17	BBB+	USD	22,880	202,202
Dow Jones CDX North America Investment Grade Index Series 19, Version 1	1.00%	Credit Suisse Group AG	12/20/17	A-	USD	4,910	1,648
Dow Jones CDX North America Investment Grade Index Series 19, Version 1	1.00%	Credit Suisse Group AG	12/20/17	A-	USD	9,285	(4,094)
Dow Jones CDX North America Investment Grade Index Series 19, Version 1	1.00%	Credit Suisse Group AG	12/20/17	A-	USD	9,280	(12,415)
Dow Jones CDX North America Investment Grade Index Series 19, Version 1	1.00%	Credit Suisse Group AG	12/20/17	A-	USD	9,265	(17,941)
Dow Jones CDX North America Investment Grade Index Series 19, Version 1	1.00%	Credit Suisse Group AG	12/20/17	A-	USD	9,185	(23,778)
Dow Jones CDX North America Investment Grade Index Series 19, Version 1	1.00%	Credit Suisse Group AG	12/20/17	A-	USD	9,185	(33,132)
Dow Jones CDX North America Investment Grade Index Series 19, Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	A-	USD	11,280	(42,012)
E.ON AG	1.00%	JPMorgan Chase & Co.	12/20/17	A-	EUR	3,250	(12,695)
France Telecom SA	1.00%	Citigroup, Inc.	12/20/17	A-	EUR	1,220	(3,284)
Gas Natural SDG, S.A.	1.00%	JPMorgan Chase & Co.	12/20/17	BBB	EUR	1,240	72,938
Holcim Ltd.	1.00%	Goldman Sachs Group, Inc.	12/20/17	BBB	EUR	700	(212)

28	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps—sold protection outstanding as of December 31, 2012 (concluded):

Index/Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]		Unrealized Appreciation (Depreciation)
Holcim Ltd.	1.00%	JPMorgan Chase & Co.	12/20/17	BBB	EUR	1,370	$(414)
Imperial Tobacco Group Plc	1.00%	Deutsche Bank AG	12/20/17	BBB	EUR	1,500	(7,665)
iTRAXX—Crossover Index Series 18, Version 1	5.00%	Barclays Plc	12/20/17	BB-	EUR	2,130	(6,199)
iTRAXX—Crossover Index Series 18, Version 1	5.00%	Citigroup, Inc.	12/20/17	BB-	EUR	3,700	115,659
iTRAXX—Crossover Index Series 18, Version 1	5.00%	Deutsche Bank AG	12/20/17	BB-	EUR	500	19,370
iTRAXX—Crossover Index Series 18, Version 1	5.00%	JPMorgan Chase & Co.	12/20/17	BB-	EUR	3,750	88,788
iTraxx—Europe Sub Financial Index Series 18, Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	A-	EUR	27,600	(27,019)
iTraxx—Europe Sub Financial Index Series 18, Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	A-	EUR	41,400	(40,528)
ONO Finance II Plc	5.00%	BNP PARIBAS	12/20/17	B-	EUR	750	22,136
Pearson Plc	1.00%	Citigroup, Inc.	12/20/17	BBB+	EUR	3,470	5,564
Stora Enso Oyj	5.00%	JPMorgan Chase & Co.	12/20/17	BB	EUR	1,770	105,668
Sunrise Communications Holdings S.A.	5.00%	Credit Suisse Group AG	12/20/17	B-	EUR	610	7,184
Sunrise Communications Holdings S.A.	5.00%	Goldman Sachs Group, Inc.	12/20/17	B-	EUR	710	15,361
Tesco Plc	1.00%	Deutsche Bank AG	12/20/17	A-	EUR	3,500	26,835
Thyssenkrupp AG	1.00%	Credit Suisse Group AG	12/20/17	BB	EUR	1,500	20,449
Thyssenkrupp AG	1.00%	Goldman Sachs Group, Inc.	12/20/17	BB	EUR	725	12,695
Thyssenkrupp AG	1.00%	JPMorgan Chase & Co.	12/20/17	BB	EUR	705	12,344
Vodafone Group Plc	1.00%	Citigroup, Inc.	12/20/17	A-	EUR	910	3,407
Markit CMBX North America AM Index Series 2	0.50%	Deutsche Bank AG	3/15/49	A-	USD	4,830	367,499
Markit CMBX North America AM Index Series 4	0.50%	Deutsche Bank AG	2/17/51	A	USD	2,000	58,645

Total							$3,390,819

[3]	Using S&P rating of the underlying securities of the indexes.

[4]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	29

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Interest rate swaps outstanding as of December 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.75%[5]	3-month LIBOR	JPMorgan Chase & Co.	11/13/17	USD	18,000	$(76,104)
1.07%[5]	3-month LIBOR	Citigroup, Inc.	11/24/17	USD	282,300	(551,219)
1.07%[5]	3-month LIBOR	Citigroup, Inc.	12/02/17	USD	192,300	(431,252)
1.10%[5]	3-month LIBOR	Barclays Plc	12/17/17	USD	235,600	(449,101)
1.74%[5]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	12,800	501,770
3.27%[6]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	9,510	(1,287,909)
1.75%[6]	3-month LIBOR	Citigroup, Inc.	12/14/22	USD	4,600	(37,152)
2.77%[6]	3-month LIBOR	Citigroup, Inc.	11/25/44	USD	35,300	1,967,869
2.77%[6]	3-month LIBOR	Citigroup, Inc.	12/02/44	USD	24,900	1,401,646

Total						$1,038,548

(5)	Master Portfolio pays the floating rate and receives the fixed rate.

(6)	Master Portfolio pays the fixed rate and receives the floating rate.

•	Total return swaps outstanding as of December 31, 2012 were as follows:

Reference Entity	Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Gross Return on the Markit TRX	12.06%[7]	Credit Suisse Group AG	4/01/13	USD 7,420	$2,645
Change in Return of the Consumer Price Index for All Urban Consumers	2.18%[8]	Bank of America Corp.	10/06/21	USD 19,240	(772,578)

Total					$(769,933)

[7]	Master Portfolio receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.

[8]	Master Portfolio pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

30	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$404,493,851	$114,439,173	$518,933,024
Corporate Bonds	–	1,298,490,852	18,512,165	1,317,003,017
Floating Rate Loan Interests	–	50,755,600	25,231,563	75,987,163
Foreign Agency Obligations	–	437,124,417	–	437,124,417
Investment Companies	$14,060,600	–	–	14,060,600
Municipal Bonds	–	11,417,350	–	11,417,350
Non-Agency Mortgage-Backed Securities	–	444,400,685	72,535,572	516,936,257
Preferred Securities	4,513,224	31,867,785	–	36,381,009
US Government Sponsored Agency Securities	–	3,214,593,991	6,087,120	3,220,681,111
US Treasury Obligations	–	520,234,921	–	520,234,921
Short-Term Securities:
Borrowed Bond Agreements	–	286,670,826	–	286,670,826
Money Market Fund	10,933,237	–	–	10,933,237
Options Purchased:
Exchange-traded options	946,398	–	–	946,398
Over-the-counter options	–	9,476,037	–	9,476,037
Over-the-counter interest rate swaptions	–	14,230,443	–	14,230,443
Liabilities:
Investments:
Borrowed Bonds	–	(286,086,326)	–	(286,086,326)
TBA Sale Commitments	–	(2,020,248,229)	–	(2,020,248,229)

Total	$30,453,459	$4,417,422,203	$236,805,593	$4,684,681,255

	Derivative Financial Instruments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	–	$4,658,039	–	$4,658,039
Equity contracts	$92,292	–	–	92,292
Foreign currency exchange contracts	–	6,973,258	–	6,973,258
Interest rate contracts	1,353,001	3,871,285	–	5,224,286
Liabilities:
Credit contracts	–	(8,778,397)	–	(8,778,397)
Equity contracts	(1,053,754)	–	–	(1,053,754)
Foreign currency exchange contracts	–	(16,861,399)	–	(16,861,399)
Interest rate contracts	(932,916)	(22,579,065)	–	(23,511,981)
Other contracts	–	(772,578)	–	(772,578)

Total	$(541,377)	$(33,488,857)	–	$(34,030,234)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012	31

Consolidated Schedule of Investments (concluded)	Master Total Return Portfolio

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$678,451	–	–	$678,451
Cash pledged as collateral for financial futures contracts	645,000	–	–	645,000
Cash pledged as collateral for swaps	9,860,000	–	–	9,860,000
Cash pledged as collateral for reverse repurchase agreements	5,343,861	–	–	5,343,861
Foreign currency at value	16,453,174	–	–	16,453,174
Liabilities:
Cash received as collateral for swaps	–	$(99,000)	–	(99,000)
Reverse repurchase agreements	–	(1,467,148,964)	–	(1,467,148,964)

Total	$32,980,486	$(1,467,247,964)	–	$(1,434,267,478)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2012.

Certain of the Master Portfolio’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2012	$11,209,292	$18,466,000	$29,123,026	$48,132,409	–	$106,930,727
Transfers into Level 3[1]	20,381,918	–	–	–	–	20,381,918
Transfers out of Level 3[1]	(4,164,292)	–	–	(12,397,626)	–	(16,561,918)
Accrued discounts/premiums	(1,053)	(831)	6,189	10,180	–	14,485
Net realized gain (loss)	10,305	–	1,716	218,781	–	230,802
Net change in unrealized appreciation/depreciation[2]	75,972	46,996	172,502	162,038	$(32,323)	425,185
Purchases	88,266,640	–	–	43,013,794	6,119,443	137,399,877
Sales	(1,339,609)	–	(4,071,870)	(6,604,004)	–	(12,015,483)

Closing Balance, as of December 31, 2012	$114,439,173	$18,512,165	$25,231,563	$72,535,572	$6,087,120	$236,805,593

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period

[2]	The change in unrealized appreciation/depreciation on securities still held as of December 31, 2012 was $171,961.

32	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2012

Item 2	–	Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: February 22, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: February 22, 2013